As filed with the Securities and Exchange Commission on November 1, 2006
                                                 Securities Act File No. 2-88566
                                        Investment Company Act File No. 811-4255
================================================================================

                  SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

          Pre-Effective Amendment No. ___               [ ]

          Post-Effective Amendment No. 54               [X]

                                 and/or

                   REGISTRATION STATEMENT UNDER THE
                     INVESTMENT COMPANY ACT OF 1940              [X]

          Amendment No. 54                               [X]

                     (Check appropriate box or boxes)

               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
            (Exact Name of Registrant as Specified in Charter)

                       605 Third Avenue, 2nd Floor
                      New York, New York 10158-0006
                (Address of Principal Executive Offices)

             Registrant's Telephone Number: (212) 476-8800

              Peter E. Sundman, Chief Executive Officer
                  c/o Neuberger Berman Management Inc.
                      605 Third Avenue, 2nd Floor
                     New York, New York 10158-0006
                (Name and Address of Agent for Service)

                              Copies to:

                        Jeffrey S. Puretz, Esq.
                              Dechert LLP
                          1775 I Street, N.W.
                        Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

[X]   Immediately upon filing             [ ]   on (date) pursuant to
      pursuant to paragraph (b)                 paragraph (b)

[ ]   60 days after filing pursuant       [ ]   on (date) pursuant to
      to paragraph (a)(1), or                   paragraph (a)(1)

[ ]   75 days after filing pursuant       [ ]   on (date) pursuant to
      to paragraph (a)(2) or                    paragraph (a)(2) of Rule 485

================================================================================

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PROSPECTUS - NOVEMBER 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
International Large Cap Portfolio

Contents
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ADVISERS MANAGEMENT TRUST
International Large Cap Portfolio............................................2


YOUR INVESTMENT
Buying and Selling Fund Shares..............................................10

Share Prices................................................................11

Fund Class Structure........................................................12

Distributions and Taxes.....................................................12

Redemption Fee..............................................................13

Portfolio Holdings Policy...................................................14



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

International Large Cap Portfolio
--------------------------------------------------------------------------------

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         GOAL & STRATEGY

The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.

To pursue this goal, the Fund invests mainly in large-capitalization foreign companies, including companies in developed and emerging industrialized markets. The Fund currently defines large-capitalization companies as those with a market capitalization greater than $2.5 billion. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Managers look for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.


[GRAPHIC OMITTED]



  Growth and Value Investing

The Fund uses a blend of growth and value strategies. Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

    2 Advisers Management Trust International Large Cap Portfolio (Class S)

MAIN RISKS
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Most of the Fund's performance depends on what happens in international stock markets. The
behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The Fund could also underperform if the Portfolio Managers invest in countries or sectors whose economic performance falls short.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to "time-zone arbitrage". If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

At times, larger capitalization stocks may lag other types of stocks in performance, which could cause a fund holding these stocks to perform worse than certain other funds over a given time period. Any type of stock may underperform any other during a given period.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.


[GRAPHIC OMITTED]



  Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The Fund may use derivatives for hedging and for speculation. Hedging could reduce the Fund's losses from currency fluctuations, but could also reduce its gains. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund


    3 Advisers Management Trust International Large Cap Portfolio (Class S) increases its risk of loss. A derivative instrument, whether used for hedging or speculation, could fail to perform as expected, causing a loss for the Fund.


When the Fund anticipates adverse market, economic, political, or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

    4 Advisers Management Trust International Large Cap Portfolio (Class S)

PERFORMANCE
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When this prospectus was prepared, the Fund was new and had no performance record.
Accordingly, performance charts are not included.

    5 Advisers Management Trust International Large Cap Portfolio (Class S)

INVESTOR EXPENSES
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The Fund does not charge you any fees for buying shares, but charges a redemption fee of 2.00% when you sell or exchange shares held for 60 days or less. Your only Fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     Fee Table


 Shareholder
Fees
 (% of amount     N/A
redeemed or
exchanged)

----------------
 These are deducted
directly from your
investment.
 Redemption       2.00
Fee*

----------------
 Annual Fund Operating
Expenses
 (% of average net assets)
 These are deducted from
Fund assets, so you pay
them indirectly.
 Management       0.85
fees**
 Distribution     0.25
(12b-1) fees
 Other            0.82
expenses***

----------------
 Total annual     1.92
operating
expenses

----------------
 Minus: Expense   0.62
reimbursement

----------------
 Net              1.30
expenses****


     Expense Example


 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Actual performance and expenses may be higher or lower.



                 1 Year        3 Years
 Expenses       $132          $412

* This fee is charged on investments held 60 days or less, whether Fund shares are redeemed or exchanged for shares of another Fund. See "Redemption Fee" for more information.

** "Management fees" includes investment management and administration fees.

*** "Other expenses" are based on estimated amounts for the current fiscal year and estimated net assets of $25,000,000.

**** Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class S of the Fund through December 31, 2009, so that the total annual operating expenses of Class S of the Fund are limited to 1.30% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that Class S will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 1.30% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. At its discretion, NBMI may also voluntarily waive certain fees of the Fund.


    6 Advisers Management Trust International Large Cap Portfolio (Class S)

INVESTMENT MANAGER
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Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager,
administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $115.5 billion in total assets (as of 3/31/2006) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.55% of the first $250 million, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of amounts in excess of $4 billion of the Fund's average daily net assets for investment management services and 0.30% of its average daily net assets for administrative services provided to the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees will be available in the Fund's annual report for the fiscal year ended December 31, 2006.

    7 Advisers Management Trust International Large Cap Portfolio (Class S)

PORTFOLIO MANAGERS
Benjamin Segal is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Segal joined the firms in 1999 and has been the Portfolio Manager of the Fund since its inception in 2006. He has been a Portfolio Manager at Neuberger Berman Management Inc. since 2000, with responsibility for other mutual funds advised by the Manager.

Milu E. Komer is a Vice President of Neuberger Berman Management Inc. and of Neuberger Berman, LLC. Ms. Komer joined the firms in 2001 and has been the Associate Portfolio Manager of the Fund since its inception in 2006.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

    8 Advisers Management Trust International Large Cap Portfolio (Class S)

FINANCIAL HIGHLIGHTS
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When this prospectus was prepared, the Fund was new and had no financial highlights to report.


    9 Advisers Management Trust International Large Cap Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Board of Trustees of the Fund has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the Fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.


                               10 Your Investment

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities and life insurance -- and to qualified plans, groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
Because Fund shares do not have a sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share. Unless a redemption fee is applied, the Fund pays the shareholder the full share price when the shareholder sells shares. The Fund imposes a redemption fee on sales or exchanges of Fund shares held 60 days or less (see "Redemption Fee").

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the Fund uses market prices.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its Board of Trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities


                               11 Your Investment
occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could therefore affect the Fund's share price. Estimated fair value may involve greater reliance on Neuberger Berman Management Inc.'s judgment, estimates from vendors, and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.



--   FUND CLASS STRUCTURE
The Fund currently offers Class S shares only.



--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult the prospectus for your variable contract or your tax professional for information regarding taxes applicable to the variable contract. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund


                               12 Your Investment
is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

Class S shares of the Fund have a Distribution and Shareholder Services Plan (also known as a "12b-1 plan") that provides for payment to Neuberger Berman Management Inc. of a fee in the amount of 0.25% ("12b-1 fee") per year of the Fund's assets. The 12b-1 fee compensates Neuberger Berman Management Inc. for distribution and shareholder services to the Fund. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges (which the Fund does not have).

Neuberger Berman Management Inc. may, in turn, pay all or a portion of the proceeds from the 12b-1 fee to insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. Payment for these services may help promote the sale of the Fund's shares. Neuberger Berman Management Inc. may also use its own resources, including revenues from other fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in the distribution of the Fund's shares. Amounts paid to intermediaries may be greater or less than the 12b-1 fee paid to Neuberger Berman Management Inc. under the Distribution and Shareholder Services Plan. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.



--   REDEMPTION FEE
If you sell your shares of the Fund or exchange them for shares of another fund within 60 days or less of purchase, you will be charged a fee of 2.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to deter potential abusive short-term trading or


                               13 Your Investment
market-timing activities in the Fund and to offset costs associated with such trading or activity, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your Fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The Fund will waive the redemption fee for certain types of transactions, such as scheduled and systematic redemptions; redemptions due to the movement of funds at annuitization of a variable product contract; redemptions resulting from the death of a contractholder; and otherwise as determined by the Fund in its sole discretion.



--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/ prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

                               14 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
International Large Cap Portfolio (Class S) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington DC 20549-9303. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.


You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      G0384 11/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                        INTERNATIONAL LARGE CAP PORTFOLIO

                             Dated November 1, 2006

         The International Large Cap Portfolio (the "Fund") of Neuberger Berman Advisers Management Trust ("Trust") is a mutual fund that offer shares pursuant to the Prospectus dated November 1, 2006.

         The Fund currently offers Class S shares only. Shares of the Fund are sold to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts, issued by insurance companies.

         The Fund's Prospectus provides the basic information that an investor should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 1-800-877-9700. You should read the Prospectus carefully before investing.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

         The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the Fund named in this SAI are either service marks or registered trademarks of NB Management.(C)2006 Neuberger Berman Management Inc. All rights reserved.

INVESTMENT INFORMATION
      Investment Policies and Limitations
      Temporary Defensive Positions and Cash Management
      Rating Agencies
      Additional Investment Information
TRUSTEES AND OFFICERS
      Information about the Board of Trustees
      Information about the Officers of the Trust
      The Board of Trustees
TABLE OF COMPENSATION
      Ownership of Securities
      Independent Trustees Ownership of Securities
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES
      Management and Administration Fees
      Expense Limitations
      Management and Control of NB Management and Neuberger Berman
      Sub-Adviser
      Investment Companies Advised
DISTRIBUTION ARRANGEMENTS
      Distributor
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
      Share Prices and Net Asset Value
      Suspension of Redemptions
      Redemptions in Kind
      Market Timing
DIVIDENDS AND OTHER DISTRIBUTIONS
ADDITIONAL TAX INFORMATION
      Taxation of the Fund
      Subchapter M
      Section 817(h)
      Tax Aspects of the Investments of the Fund
PORTFOLIO MANAGERS
      Other Accounts Managed
      Conflicts of Interest
      Portfolio Manager Compensation
      Securities Ownership
PORTFOLIO TRANSACTIONS
CODE OF ETHICS
PORTFOLIO TURNOVER
PROXY VOTING
PORTFOLIO HOLDINGS DISCLOSURE
      Portfolio Holdings Disclosure Policy
      Portfolio Holdings Disclosure Procedures

      Portfolio Holdings Approved Recipients
REPORTS TO SHAREHOLDERS
INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS
      The Fund
CUSTODIAN AND TRANSFER AGENT
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
LEGAL COUNSEL
REGISTRATION STATEMENT
APPENDIX A - RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

                             INVESTMENT INFORMATION

         The Fund is a separate series of the Trust, a Delaware statutory trust registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company and organized on May 23, 1994. The Fund seeks its investment objective by investing in accordance with its investment objective and policies. The Fund is managed by NB Management.

         The following information supplements the discussion in the Prospectus of the investment objective, policies and limitations of the Fund. Unless otherwise specified, those investment objectives, policies and limitations are not fundamental and may be changed by the trustees of the Trust ("Trustees") without shareholder approval. The fundamental investment objectives, policies and limitations of the Fund may not be changed without the approval of the lesser of: (1) 67% of the total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented; or (2) a majority of the outstanding shares of the Fund. These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations

         The Fund has its own fundamental and non-fundamental investment policies and limitations, as discussed below.

         Except for the limitation on borrowing, any maximum percentage of securities or assets contained in any investment policy or limitation will not be considered to be exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund. If events subsequent to a transaction result in the Fund exceeding the percentage limitation on borrowing, as applicable, or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

         The Fund's fundamental investment policies and limitations are as follows:

         1. BORROWING. The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. COMMODITIES. The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures and foreign currencies and forward contracts but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

         For purposes of the limitations on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

         3. DIVERSIFICATION. The Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

         4. INDUSTRY CONCENTRATION. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of securities issued or guaranteed by the U.S. Government and Agency Securities.

         For purposes of the limitation on industry concentration, please note that the Fund relies on the Global Industry Classification Standard, which considers diversified commercial banks and regional commercial banks to be separate industries.

         Furthermore, please note that NB Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under the Fund's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the quality restrictions of the Fund without credit support, the Fund treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Also for purposes of the investment limitation on concentration in a particular industry, both mortgage-backed and asset-backed securities are grouped together as a single industry and certificates of deposit ("CD") are interpreted to include similar types of time deposits.

         5. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

         6. REAL ESTATE. The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

         7. SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under the 1940 Act.

         8. UNDERWRITING. The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

         9. INVESTMENT THROUGH A MASTER/FEEDER STRUCTURE. Notwithstanding any other investment policy, the Fund may invest all of its net investable assets (cash, securities and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund. Currently, the Fund does not utilize this policy. Rather, the Fund invests directly in securities.

         The Fund's non-fundamental investment policies and limitations as follows:

         1. EQUITY SECURITIES. The Fund normally invests at least 80% of its net assets in equity securities. Although this is a non-fundamental policy, the Trustees will not change this policy without at least 60 days' notice to shareholders. As used in this policy, "net assets" means net assets plus the amount of any borrowing for investment purposes. (The Fund may borrow for investment purposes.)

         2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

         3. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. For the Fund margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         4. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

Temporary Defensive Positions and Cash Management

         For temporary defensive purposes or to manage cash pending investment or payout, the Fund may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities, and repurchase agreements. The Fund may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.


         Pursuant to an exemptive order received from the SEC, the Fund also may invest in shares of a money market fund and an unregistered fund, each managed by NB Management or an affiliate, to manage uninvested cash (which will only be invested in shares of a money market fund) and cash collateral received in connection with securities lending. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund. Investments of uninvested cash in shares of registered money market funds managed by NB Management or an affiliate are limited to amounts not exceeding 25% of the investing fund's total assets.


Rating Agencies

         The Fund may purchase securities rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund mainly refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI. The Fund may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Fund may permissibly invest.

Additional Investment Information

         The Fund may make the following investments, among others, some of which are part of its principal investment strategies and some of which are not. The principal risks of the Fund's principal strategies are discussed in the Prospectus. The Fund may not buy all of the types of securities or use all of the investment techniques that are described.

                                      * * *

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the U.S. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions which could be costly to the Fund.

         POLICIES AND LIMITATIONS. The Fund may invest up to 15% of its net assets in illiquid securities.

         REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System, from a foreign bank or a U.S. branch or agency of a foreign bank, or from a securities dealer, that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers. If the Fund enters into a repurchase agreement subject to foreign law and the counter-party defaults, the Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

         POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Fund may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type (excluding maturity and duration limitations) that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

         SECURITIES LOANS. The Fund may lend portfolio securities to banks, brokerage firms, or institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with conditions of an SEC exemptive order, the Fund can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Fund also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC exemptive order. The Fund may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

         POLICIES AND LIMITATIONS. The Fund may lend securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, which will also be marked to market daily. See the section entitled "Temporary Defensive Positions and Cash Management" for information on how the cash collateral may be invested. For purposes of the Fund's investment goal and strategies any requirements that a certain percentage of the Fund's assets be invested in a certain fashion shall not apply to cash collateral from securities lending activities and income earned on reinvestment of that cash collateral.

         RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act, which is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A, and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of the Fund's illiquidity. NB Management, acting under guidelines established by the Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal markets are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

         Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Trustees believe accurately reflect fair value.

         POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Fund's 15% limit on investments in illiquid securities.

         COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Trustees.


         POLICIES AND LIMITATIONS. The Fund may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. The Fund may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated accounts.


         REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

         POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Fund's investment limitations and policies concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.

         BANKING AND SAVINGS INSTITUTION SECURITIES. These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which the Fund invests typically are not covered by deposit insurance.

         A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

         Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

         In addition, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.

         POLICIES AND LIMITATIONS. The Fund will normally limit its investments in debt securities, including banking and savings institution securities, to no more than 35% of its total assets.

         LEVERAGE. The Fund may make investments when borrowings are outstanding. Leverage creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may amplify changes in the Fund's NAV. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than it would be if leveraging were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to the Fund's shareholders as dividends will be reduced.

         POLICIES AND LIMITATIONS. Generally, the Fund does not intend to use leverage for investment purposes. They may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions. Reverse repurchase agreements create leverage and are considered borrowings for purposes of the Fund's investment limitations.

         FOREIGN SECURITIES. The Fund may invest in U.S. dollar-denominated securities issued by foreign issuers and foreign branches of U.S. banks, including negotiable CDs, banker's acceptances and commercial paper. Foreign issuers are issuers organized and doing business principally outside the U.S. and include banks, non-U.S. governments and quasi-governmental organizations.

         While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision regarding financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad. There are also risks caused by different laws and customs governing securities tracking, and possibly limited access to the courts to enforce the Fund's rights as an investor.

         The Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including, but not limited to (1) common and preferred stocks, (2) CDs, commercial paper, fixed-time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments, or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscating taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments, and there are generally higher commission rates on foreign portfolio transactions. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions.

         Foreign securities often trade with less frequency and in less volume than domestic securities and may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodian fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

         Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities, or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. The interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         The Fund may invest in American Depositary Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and International Depository Receipts ("IDRs"). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

         POLICIES AND LIMITATIONS. The Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency. The Fund invests primarily in foreign securities.

         JAPANESE INVESTMENTS. The Fund may invest in foreign securities, including securities of Japanese issuers. From time to time the Fund may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Fund may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

         VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES AND GUARANTEES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

         Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the quality standards applicable to obligations purchased by the Fund. Accordingly, in purchasing these securities, the Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Fund can also buy fixed rate securities accompanied by demand features or put options, permitting the Fund to sell the security to the issuer or third party at a specified price. The Fund may rely on the creditworthiness of issuers of credit enhancements in purchasing these securities.

         POLICIES AND LIMITATIONS. The Fund may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, the Fund excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit. The Fund normally may invest up to 35% of its total assets in debt securities, including variable or floating rate securities.

         FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily within two months although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

         When-issued purchases and forward commitment transactions enable the Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Fund may lose the opportunity to obtain a favorable price.

         The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's NAV starting on the date the Fund reflects the agreement to purchase the securities on its books. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's NAV as long as the commitment to sell remains in effect.

         POLICIES AND LIMITATIONS. The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.

         When the Fund purchases securities on a when-issued basis, it will deposit, in a segregated account with its custodian, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.


         TECHNOLOGY SECURITIES. These include the securities of companies substantially engaged in offering, using, or developing products, processes, or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software, and electronic components; computer services; telecommunications; networking; Internet; and biotechnology, pharmaceuticals or medical technology. The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Competitive pressures in the technology-related industries also may have a significant effect on the performance of technology securities.

         The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.


         Futures, Options on Futures, Options on Securities and Indices,
                    Forward Contracts, and Options on Foreign
               Currencies (collectively, "Financial Instruments")

         FUTURES CONTRACTS AND OPTIONS THEREON. The Fund may enter into futures contracts on currencies, debt securities, interest rates, and securities indices that are traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange.

         The Fund may sell futures contracts in order to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. The Fund may purchase futures contracts in order to fix what NB Management believes to be a favorable price for securities the Fund intends to purchase. If a futures contract is purchased by the Fund, the value of the contract will tend to change together with changes in the value of such securities. To compensate for differences in historical volatility between positions the Fund wishes to hedge and the standardized futures contracts available to it, the Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

         With respect to currency futures, the Fund may sell a futures contract or a call option, or it may purchase a put option on such futures contract, if NB Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If NB Management anticipates that a particular currency will rise, the Fund may purchase a currency futures contract or a call option to protect against an increase in the price of securities which are denominated in that currency and which the Fund intends to purchase. The Fund may also purchase a currency futures contract or a call option thereon for non-hedging purposes when NB Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Fund.

         For the purposes of managing cash flow, the Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon to increase its exposure to the performance of a recognized securities index, such as the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index").

         A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

         U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

         Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

         "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Fund. In computing its NAV, the Fund marks to market the value of its open futures positions. The Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

         Although the Fund believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. Further, an appropriate futures contract may not be available even if the portfolio manager wishes to enter into one. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

         Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Fund, it could (depending on the size of the position) have an adverse impact on the NAV of the Fund.

         Single stock and narrow-based security index futures and options thereon have not been permitted to trade in the United States until very recently. Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter-party to a contract executed on a DTEF. Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

         POLICIES AND LIMITATIONS. The Fund may purchase and sell futures for bona fide hedging purposes, as defined in regulations of the CFTC, and for non-hedging purposes (i.e., in an effort to enhance income). The Fund may also purchase and write put and call options on such futures contracts for bona fide hedging and non-hedging purposes.

         The Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the Fund may use such futures and options to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         CALL OPTIONS ON SECURITIES. The Fund may write covered call options and may purchase call options on securities. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's NAV) or to earn premium income. Fund securities on which call options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

         When the Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

         The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk, but is capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

         If a call option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

         When the Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

         POLICIES AND LIMITATIONS. The Fund may write covered call options and may purchase call options on securities and in related closing transactions. The Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Fund will not do).

         The Fund would purchase a call option to offset a previously written call option. The Fund may purchase call options for hedging or non-hedging purposes.

         PUT OPTIONS ON SECURITIES. The Fund may write and purchase put options on securities. The Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

         When the Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

         Portfolio securities on which put options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

         POLICIES AND LIMITATIONS. The Fund generally writes and purchases put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's
NAV). However, the Fund also may use put options for non-hedging purposes.

         GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The Fund also may purchase European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by the Fund terminates upon expiration of the option or, at an earlier time, when the Fund offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

         Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. The Fund also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Fund and a counterparty, with no clearing organization guarantee. Thus, when the Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless the Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Fund may engage in OTC options transactions.

         The premium received (or paid) by the Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Fund's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

         Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

         The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

         The Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

         POLICIES AND LIMITATIONS. The Fund may use American-style options. The Fund may also purchase European-style options and may purchase and sell options that are traded on foreign exchanges.

         The assets used as cover (or held in a segregated account) for OTC options written by the Fund will be considered illiquid and thus subject to the Fund's 15% limitation on illiquid securities unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         PUT AND CALL OPTIONS ON SECURITIES INDICES. The Fund may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of the Fund's securities or securities the Fund intends to buy. The Fund may write securities index options to close out positions in such options that it has purchased.

         For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

         The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indices on which options are available.

         Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

         POLICIES AND LIMITATIONS. The Fund may purchase put and call options on securities indices for the purpose of hedging. All securities index options purchased by the Fund will be listed and traded on an exchange. The Fund currently does not expect to invest a substantial portion of its assets in securities index options.

         For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Fund will be listed and traded on an exchange.

         FOREIGN CURRENCY TRANSACTIONS. The Fund may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Fund also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

         At the consummation of a forward contract to sell currency, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

         NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

         However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established. If the Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Fund may experience delays in the settlement of its foreign currency transactions.

         The Fund may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. The Fund may invest in securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of a specified amount of the currencies of certain of the member states of the European Union. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Union from time to time to reflect changes in relative values of the underlying currencies. The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Fund's ability to prevent potential losses. In addition, the Fund may invest in securities denominated in other currency baskets.

         POLICIES AND LIMITATIONS. The Fund may enter into forward contracts for hedging or non-hedging purposes. When the Fund engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. The Fund may also purchase and sell forward contracts for non-hedging purposes when NB Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio.

         OPTIONS ON FOREIGN CURRENCIES. The Fund may write and purchase covered call and put options on foreign currencies. The Fund may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone.

         Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         POLICIES AND LIMITATIONS. The Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, the Fund may purchase put and call options on foreign currencies for non-hedging purposes when NB Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Fund.

         REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent the Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

         COVER FOR FINANCIAL INSTRUMENTS. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

         Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Fund's assets could impede management or the Fund's ability to meet current obligations. The Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Fund.

         POLICIES AND LIMITATIONS. The Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

         GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are: (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Fund and changes in the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial

Instruments. There can be no assurance that the Fund's use of Financial Instruments will be successful.

         The Fund's use of Financial Instruments may be limited by the provisions of the Code, with which it must comply if it is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

         The Fund is not obligated to use any Financial Instruments and makes no representations as to the availability or use of these techniques at this time or at any time in the future.

         POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Fund's underlying securities or currency. NB Management intends to reduce the risk that the Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

         SHORT SALES. The Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

         The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

         The Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

         The effect of short selling on the Fund is similar to the effect of leverage. Short selling may amplify changes in the Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

         POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

         CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted into the underlying common stock.

         The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that nonconvertible debt does not. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund's ability to achieve its investment objective.

         POLICIES AND LIMITATIONS. Convertible debt securities are subject to the Fund's investment policies and limitations concerning fixed income securities.

         PREFERRED STOCK. The Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid, and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         SWAP AGREEMENTS. The Fund may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently). In an example of a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

         POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, the Fund will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

         FIXED INCOME SECURITIES. While the emphasis of the Fund's investment programs is on common stocks and other equity securities, the Fund may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Fund may invest in investment grade corporate bonds and debentures. The debt securities in which the Fund may invest include variable rate securities, the interest rates on which reset at specified intervals to reflect current market rates as defined by a certain index of reference rate, and floating rate securities, the interest rates on which reset whenever the specified index or reference rate changes. The Fund may invest in corporate debt securities rated below investment grade.

         U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

         "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's, S&P, or NRSRO or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by

Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

         "High-quality" debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality.

         The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Fund's fixed income investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities.

         Lower rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. See "Lower-Rated Debt Securities" below for discussion of risks of investing in this type of securities.

         POLICIES AND LIMITATIONS. The Fund normally may invest up to 20% of its total assets in debt securities.

         LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms and obligations. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, the Fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of NB Management.

         During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

         The market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

         The market for lower rated debt issues generally is thinner or less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

         See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody's.

         POLICIES AND LIMITATIONS. The Fund may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities.

         Subsequent to its purchase by the Fund, an issuer of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Fund. NB Management will make a determination as to whether the Fund should dispose of the downgraded securities. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to the Fund warrants exposure to the additional level of risk.

                           Risks of Equity Securities

         The Fund may invest in securities that include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

         To the extent the Fund invests in such securities, the value of securities held by the Fund will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund's NAV per share, which will fluctuate as the value of the securities held by the Fund changes. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

         OTHER INVESTMENT COMPANY SECURITIES. The Fund may invest in the shares of other investment companies. Such investment may be the most practical or only manner in which the Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. The Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index or another appropriate index.

         As a shareholder in an investment company, the Fund would indirectly bear its pro rata share of that investment company's expenses. At the same time, the Fund will continue to pay its own management fees and expenses with respect to its portfolio investments, including the shares of other investment companies. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

         POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management or its affiliates for cash management purposes, the Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. The Fund may also invest in an unregistered fund managed by NB Management or its affiliates as noted in the section entitled "Temporary Defensive Positions and Cash Management."

         PREFERRED STOCK. The Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.


         INDEXED SECURITIES. The Fund may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators, domestic or foreign. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.


         TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Fund's operations.

                              TRUSTEES AND OFFICERS

         The following tables set forth information concerning the Trustees and officers of the Trust. All persons named as Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information about the Board of Trustees


                                                                         Number of
                                                                         Portfolios
     Independent              Position                                     in Fund
      Trustees               and Length                                    Complex         Other Directorships Held
   Name, Age, and             of Time              Principal            Overseen by        Outside Fund Complex
     Address(1)              Served(2)          Occupation(s)(3)         Trustee(4)               by Trustee
----------------------    ----------------    ---------------------    ---------------    --------------------------
John Cannon (76)          Trustee since       Consultant;                    56           Independent Trustee or
                          2000                formerly, Chairman,                         Director of three series
                                              CDC Investment                              of Oppenheimer Funds:
                                              Advisers                                    Limited Term New York
                                              (registered                                 Municipal Fund,
                                              investment                                  Rochester Fund
                                              adviser), 1993 to                           Municipals, and
                                              January 1999;                               Oppenheimer Convertible
                                              formerly, President                         Securities Fund, since
                                              and Chief Executive                         1992.
                                              Officer, AMA
                                              Investment
                                              Advisors, an
                                              affiliate of the
                                              American Medical
                                              Association.

Faith Colish (70)         Trustee since       Counsel, Carter                56           Advisory Director, ABA
                          1984                Ledyard & Milburn                           Retirement Funds
                                              LLP (law firm)                              (formerly American Bar
                                              since October 2002;                         Retirement Association
                                              formerly,                                   (ABRA)) since 1997
                                              Attorney-at-Law and                         (not-for-profit
                                              President, Faith                            membership association).
                                              Colish, A
                                              Professional
                                              Corporation, 1980
                                              to 2002.

C. Anne Harvey (68)       Trustee since       President, C. A.               56           Formerly, President,
                          1998                Harvey Associates,                          Board of Associates to
                                              since October 2001;                         The National
                                              formerly Director,                          Rehabilitation
                                              AARP, 1978 to                               Hospital's Board of
                                              December 2001.                              Directors, 2001 to 2002;
                                                                                          formerly, Member,
                                                                                          Individual Investors
                                                                                          Advisory Committee to
                                                                                          the New York Stock
                                                                                          Exchange Board of
                                                                                          Directors, 1998 to June
                                                                                          2002.

Robert A. Kavesh (78)     Trustee since       Marcus Nadler                  56           Director, The Caring
                          2000                Professor Emeritus                          Community (not-for-profit);

                                                                         Number of
                                                                         Portfolios
     Independent              Position                                     in Fund
      Trustees               and Length                                    Complex         Other Directorships Held
   Name, Age, and             of Time              Principal            Overseen by        Outside Fund Complex
     Address(1)              Served(2)          Occupation(s)(3)         Trustee(4)               by Trustee
----------------------    ----------------    ---------------------    ---------------    --------------------------
                                              of Finance and                              formerly, Director, DEL
                                              Economics, New York                         Laboratories, Inc.
                                              University, Stern                           (cosmetics and
                                              School of Business;                         pharmaceuticals) 1978 to
                                              formerly, Executive                         2004; formerly,
                                              Secretary-Treasurer,                        Director, Apple Bank for
                                              American Finance                            Savings, 1979 to 1990;
                                              Association 1961 to                         formerly, Director,
                                              1979.                                       Western Pacific
                                                                                          Industries Inc. (public
                                                                                          company) 1972 to 1986.

Howard A. Mileaf (69)     Trustee since       Retired; formerly,             56           Director, WebFinancial
                          1999                Vice President and                          Corporation (holding
                                              General Counsel,                            company) since December
                                              WHX Corporation                             2002; formerly,
                                              (holding company),                          Director, WHX
                                              1993 to 2001.                               Corporation (holding
                                                                                          company) January 2002 to
                                                                                          June 2005; formerly,
                                                                                          Director, State Theatre
                                                                                          of New Jersey
                                                                                          (not-for-profit
                                                                                          theater), 2000 to 2005;
                                                                                          formerly, Director,
                                                                                          Kevlin Corporation
                                                                                          (manufacturer of
                                                                                          microwave and other
                                                                                          products).

Edward I. O'Brien (77)    Trustee since       Formerly, Member,              56           Director, Legg Mason,
                          2000                Investment Policy                           Inc. (financial services
                                              Committee, Edward                           holding company), since
                                              Jones, 1993 to                              1993; formerly,
                                              2001; President,                            Director, Boston
                                              Securities Industry                         Financial Group (real
                                              Association ("SIA")                         estate and tax
                                              (securities                                 shelters), 1993 to 1999.
                                              industry's
                                              representative in
                                              government
                                              relations and
                                              regulatory matters
                                              at the federal and
                                              state levels), 1974


                                                                         Number of
                                                                         Portfolios
     Independent              Position                                     in Fund
      Trustees               and Length                                    Complex         Other Directorships Held
   Name, Age, and             of Time              Principal            Overseen by        Outside Fund Complex
     Address(1)              Served(2)          Occupation(s)(3)         Trustee(4)               by Trustee
----------------------    ----------------    ---------------------    ---------------    --------------------------
                                              to 1992; Adviser to
                                              SIA, November 1992
                                              to November 1993.

William E. Rulon (73)     Trustee since       Retired. Formerly,             56           Formerly, Director,
                          2000                Senior Vice                                 Pro-Kids Golf and
                                              President,                                  Learning Academy (teach
                                              Foodmaker, Inc.                             golf and computer usage
                                              (operator and                               to "at risk" children),
                                              franchiser of                               1998 to 2006; formerly,
                                              restaurants) until                          Director, Prandium, Inc.
                                              January 1997.                               (restaurants), from
                                                                                          March 2001 to July 2002.

Cornelius T. Ryan (74)    Trustee since       Founding General               56           None.
                          2000                Partner, Oxford
                                              Partners and Oxford
                                              Bioscience Partners
                                              (venture capital
                                              partnerships) and
                                              President, Oxford
                                              Venture Corporation
                                              since 1981.

Tom D. Seip (56)          Trustee since       General Partner,               56           Director, H&R Block,
                          2000; Lead          Seip Investments LP                         Inc. (financial services
                          Independent         (a private                                  company), since May
                          Trustee             investment                                  2001; Director, America
                          beginning 2006      partnership);                               One Foundation since
                                              formerly, President                         1998; formerly,
                                              and CEO, Westaff,                           Director, Forward
                                              Inc. (temporary                             Management, Inc. (asset
                                              staffing), May 2001                         management), 1999 to
                                              to January 2002;                            2006; formerly Director,
                                              Senior Executive at                         E-Bay Zoological
                                              the Charles Schwab                          Society, 1999 to 2003;
                                              Corporation from                            formerly, Director
                                              1983 to 1999;                               General Magic (voice
                                              including Chief                             recognition software),
                                              Executive Officer,                          November 2001 until
                                              Charles Schwab                              2002; formerly,

                                                                         Number of
                                                                         Portfolios
     Independent              Position                                     in Fund
      Trustees               and Length                                    Complex         Other Directorships Held
   Name, Age, and             of Time              Principal            Overseen by        Outside Fund Complex
     Address(1)              Served(2)          Occupation(s)(3)         Trustee(4)               by Trustee
----------------------    ----------------    ---------------------    ---------------    --------------------------
                                              Investment                                  Director, E-Finance
                                              Management, Inc.                            Corporation (credit
                                              and Trustee, Schwab                         decisioning services),
                                              Family of Funds and                         1999 to 2003; formerly,
                                              Schwab Investments                          Director, Save-Daily.com
                                              from 1997 to 1998                           (micro investing
                                              and Executive Vice                          services), 1999 to 2003.
                                              President--Retail
                                              Brokerage, Charles
                                              Schwab Investment
                                              Management, 1994 to
                                              1997.

Candace L. Straight       Trustee since       Private investor               56           Director, National
(58)                      1999                and consultant                              Atlantic Holdings
                                              specializing in the                         Corporation (property
                                              insurance industry;                         and casualty insurance
                                              formerly, Advisory                          company) since 2004;
                                              Director, Securitas                         Director, The
                                              Capital LLC (a                              Proformance Insurance
                                              global private                              Company (personal lines
                                              equity investment                           property and casualty
                                              firm dedicated to                           insurance company),
                                              making investments                          since March 2004;
                                              in the insurance                            formerly, Director,
                                              sector) 1998 until                          Providence Washington
                                              December 2003.                              (property and casualty
                                                                                          insurance company), from
                                                                                          December 1998 to March
                                                                                          2006; formerly,
                                                                                          Director, Summit Global
                                                                                          Partners (insurance
                                                                                          brokerage firm), since
                                                                                          October 2000 to 2005.

Peter P. Trapp (61)       Trustee since       Regional Manager               56           None.
                          1984                for Atlanta Region,
                                              Ford Motor Credit
                                              Company since
                                              August 1997;
                                              formerly,
                                              President, Ford
                                              Life Insurance
                                              Company, April 1995
                                              to August 1997.

                                                                         Number of
                                                                         Portfolios
     Independent              Position                                     in Fund
      Trustees               and Length                                    Complex         Other Directorships Held
   Name, Age, and             of Time              Principal            Overseen by        Outside Fund Complex
     Address(1)              Served(2)          Occupation(s)(3)         Trustee(4)               by Trustee
----------------------    ----------------    ---------------------    ---------------    --------------------------
Trustees who are "Interested Persons"
Jack L. Rivkin* (65)      President           Executive Vice                 56           Director, Dale
                          and                 President and                               Carnegie and
                          Trustee             Chief Investment                            Associates, Inc.
                          since               Officer, Neuberger                          (private company)
                          December            Berman Inc.                                 since 1998;
                          2002                (holding company)                           Director,
                                              since 2002 and                              Solbright Inc.
                                              2003,                                       (private company)
                                              respectively;                               since 1998.
                                              Managing Director
                                              and Chief
                                              Investment
                                              Officer, Neuberger
                                              Berman, since 2005
                                              and 2003,
                                              respectively;
                                              formerly Executive
                                              Vice President,
                                              Neuberger Berman,
                                              December 2002 to
                                              2005; Director and
                                              Chairman, NB
                                              Management since
                                              December 2002;
                                              formerly,
                                              Executive Vice
                                              President,
                                              Citigroup
                                              Investments, Inc.
                                              from September
                                              1995 to February
                                              2002; formerly,
                                              Executive Vice
                                              President,
                                              Citigroup Inc.
                                              from September
                                              1995 to February
                                              2002.

Peter E.                  Chairman            Executive Vice                 56           Director and Vice
Sundman* (47)             of the              President,                                  President,
                          Board,              Neuberger Berman                            Neuberger &
                          Chief               Inc. (holding                               Berman Agency,

                                                                         Number of
                                                                         Portfolios
     Independent              Position                                     in Fund
      Trustees               and Length                                    Complex         Other Directorships Held
   Name, Age, and             of Time              Principal            Overseen by        Outside Fund Complex
     Address(1)              Served(2)          Occupation(s)(3)         Trustee(4)               by Trustee
----------------------    ----------------    ---------------------    ---------------    --------------------------
                          Executive           company) since                              Inc. since 2000;
                          Officer             1999; Head of                               formerly,
                          and                 Neuberger Berman                            Director,
                          Trustee             Inc.'s Mutual                               Neuberger Berman
                          since               Funds and                                   Inc. (holding
                          2000;               Institutional                               company) from
                          President           Business (since                             October 1999
                          and Chief           1999) and                                   through March
                          Executive           Institutional                               2003; Trustee,
                          Officer             Business (1999 to                           Frost Valley
                          from 1998           October 2005);                              YMCA; Trustee,
                          to 2000             responsible for                             College of
                                              Managed Accounts                            Wooster.
                                              Business and
                                              intermediary
                                              distribution since
                                              October 1999;
                                              President and
                                              Director, NB
                                              Management since
                                              1999; Managing
                                              Director,
                                              Neuberger Berman
                                              since 2005;
                                              formerly,
                                              Executive Vice
                                              President,
                                              Neuberger Berman
                                              1999 to December
                                              2005; formerly,
                                              Principal,
                                              Neuberger Berman,
                                              1997 to 1999;
                                              formerly, Senior
                                              Vice President, NB
                                              Management, 1996
                                              to 1999.

----------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.
(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.
(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.
(4) For funds organized in a master-feeder structure, the master fund and its associated feeder funds are counted as a single portfolio.
* Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman.

Information about the Officers of the Trust

                             Position and Length
Name, Age, and Address(1)     of Time Served(2)             Principal Occupation(s)(3)
------------------------    -----------------------         --------------------------
Andrew B. Allard (44)       Anti-Money Laundering           Senior Vice President, Neuberger
                            Compliance Officer since        Berman since 2006; Deputy General
                            2002                            Counsel, Neuberger Berman since
                                                            2004; formerly, Vice President,
                                                            Neuberger Berman, 2000 to 2006;
                                                            formerly, Associate General
                                                            Counsel, Neuberger Berman, 1999 to
                                                            2004; formerly, Associate General
                                                            Counsel, NB Management, 1994 to
                                                            1999; Anti- Money Laundering
                                                            Compliance Officer, fifteen
                                                            registered investment companies for
                                                            which NB Management acts as
                                                            investment manager and
                                                            administrator (seven since 2002,
                                                            three since 2003, four since 2004
                                                            and one since 2005) and one
                                                            registered investment company for
                                                            which Lehman Brothers Asset
                                                            Management Inc. acts as investment
                                                            adviser (since 2006).

Michael J. Bradler (36)     Assistant Treasurer since       Vice President, Neuberger Berman
                            2005                            since 2006; Employee, NB Management
                                                            since 1997; Assistant Treasurer,
                                                            fifteen registered investment
                                                            companies for which NB Management
                                                            acts as investment manager and
                                                            administrator (fifteen since 2005)
                                                            and one registered investment
                                                            company for which Lehman Brothers
                                                            Asset Management Inc. acts as
                                                            investment adviser (since 2006).

Claudia A. Brandon (49)     Secretary since 1985            Vice President-Mutual Fund Board
                                                            Relations, NB Management since 2000
                                                            and Assistant Secretary since 2004;
                                                            Vice President, Neuberger Berman
                                                            since 2002 and Employee since 1999;
                                                            formerly, Vice President, NB
                                                            Management, 1986 to 1999;
                                                            Secretary, fifteen registered
                                                            investment companies for which NB
                                                            Management acts as investment
                                                            manager and administrator (three
                                                            since 2000, four since 2002, three
                                                            since 2003, four since 2004 and one
                                                            since 2005) and one registered
                                                            investment company for which Lehman
                                                            Brothers Asset Management Inc. acts
                                                            as investment adviser (since 2006).


                             Position and Length
Name, Age, and Address(1)     of Time Served(2)             Principal Occupation(s)(3)
------------------------    -----------------------         --------------------------
Robert Conti (49)           Vice President since 2000       Senior Vice President, Neuberger
                                                            Berman since 2003; formerly, Vice
                                                            President, Neuberger Berman, 1999
                                                            to 2003; Senior Vice President, NB
                                                            Management since 2000; formerly,
                                                            Controller, NB Management, 1994 to
                                                            1996; formerly, Treasurer, NB
                                                            Management, 1996 to 1999; Vice
                                                            President, fifteen registered
                                                            investment companies for which NB
                                                            Management acts as investment
                                                            manager and administrator (three
                                                            since 2000, four since 2002, three
                                                            since 2003, four since 2004 and one
                                                            since 2005) and one registered
                                                            investment company for which Lehman
                                                            Brothers Asset Management Inc. acts
                                                            as investment adviser (since 2006).

Brian J. Gaffney (52)       Vice President since 2000       Managing Director, Neuberger Berman
                                                            since 1999; Senior Vice President,
                                                            NB Management since 2000; formerly,
                                                            Vice President, NB Management, 1997
                                                            to 1999; Vice President, fifteen
                                                            registered investment companies for
                                                            which NB Management acts as
                                                            investment manager and
                                                            administrator (three since 2000,
                                                            four since 2002, three since 2003,
                                                            four since 2004 and one since 2005)
                                                            and one registered investment
                                                            company for which Lehman Brothers
                                                            Asset Management Inc. acts as
                                                            investment adviser (since 2006).

Maxine L. Gerson (55)       Chief Legal Officer since       Senior Vice President, Neuberger
                            2005 (only for purposes of      Berman since 2002; Deputy General
                            sections 307 and 406 of the     Counsel and Assistant Secretary,
                            Sarbanes-Oxley Act of 2002)     Neuberger Berman since 2001;
                                                            formerly, Vice President, Neuberger
                                                            Berman, 2001 to 2002; formerly,
                                                            Associate General Counsel,
                                                            Neuberger Berman, 2001; formerly,
                                                            Counsel, Neuberger Berman, 2000;
                                                            Secretary and General Counsel, NB
                                                            Management since 2004.

Sheila R. James (40)        Assistant Secretary since       Employee, Neuberger Berman since
                            2002                            1999; formerly, Employee, NB
                                                            Management, 1991 to 1999; Assistant
                                                            Secretary, fifteen registered
                                                            investment companies for which NB
                                                            Management acts as investment
                                                            manager and administrator (seven
                                                            since 2002, three since 2003, four
                                                            since 2004 and one since 2005) and
                                                            one registered investment company
                                                            for which Lehman Brothers Asset
                                                            Management Inc. acts as investment
                                                            adviser (since 2006).

Kevin Lyons (50)            Assistant Secretary since       Employee, Neuberger Berman since
                            2003                            1999; formerly, Employee, NB
                                                            Management, 1993 to 1999; Assistant
                                                            Secretary, fifteen registered
                                                            investment companies for which NB

                             Position and Length
Name, Age, and Address(1)     of Time Served(2)             Principal Occupation(s)(3)
------------------------    -----------------------         --------------------------
                                                            Management acts as investment
                                                            manager and administrator (ten
                                                            since 2003, four since 2004 and one
                                                            since 2005) and one registered
                                                            investment company for which Lehman
                                                            Brothers Asset Management Inc. acts
                                                            as investment adviser (since 2006).

John M. McGovern (36)       Treasurer and Principal         Vice President, Neuberger Berman
                            Financial and Accounting        since 2004; Employee, NB Management
                            Officer since 2005; prior       since 1993; Treasurer and Principal
                            thereto, Assistant Treasurer    Financial and Accounting Officer,
                            since 2002                      fifteen registered investment
                                                            companies for which NB Management
                                                            acts as investment manager and
                                                            administrator (fifteen since 2005);
                                                            formerly, Assistant Treasurer,
                                                            fifteen registered investment
                                                            companies for which NB Management
                                                            acts as investment manager and
                                                            administrator, 2002 to 2005.

Frank Rosato (35)           Assistant Treasurer since       Vice President, Neuberger Berman
                            2005                            since 2006; Employee, NB Management
                                                            since 1995; Assistant Treasurer,
                                                            fifteen registered investment
                                                            companies for which NB Management
                                                            acts as investment manager and
                                                            administrator (fifteen since 2005)
                                                            and one registered investment
                                                            company for which Lehman Brothers
                                                            Asset Management Inc. acts as
                                                            investment adviser (since 2006).

Frederic B. Soule (60)      Vice President since 2000       Senior Vice President, Neuberger
                                                            Berman since 2003; formerly, Vice
                                                            President, Neuberger Berman, 1999
                                                            to 2003; formerly, Vice President,
                                                            NB Management, 1995 to 1999; Vice
                                                            President, fifteen registered
                                                            investment companies for which NB
                                                            Management acts as investment
                                                            manager and administrator (three
                                                            since 2000, four since 2002, three
                                                            since 2003, four since 2004 and one
                                                            since 2005) and one registered
                                                            investment company for which Lehman
                                                            Brothers Asset Management Inc. acts
                                                            as investment adviser (since 2006).

Chamaine Williams (35)      Chief Compliance Officer        Vice President, Lehman Brothers
                            since 2005                      Inc. since 2003; Chief Compliance
                                                            Officer, fifteen registered
                                                            investment companies for which NB
                                                            Management acts as investment
                                                            manager and administrator (fifteen
                                                            since 2005) and one registered
                                                            investment company for which
                                                            Lehman Brothers Asset Management
                                                            Inc. acts as investment adviser
                                                            (since 2006); Chief Compliance
                                                            Officer, Lehman Brothers Asset
                                                            Management Inc. since 2003; Chief
                                                            Compliance Officer, Lehman
                                                            Brothers Alternative Investment
                                                            Management LLC since 2003;
                                                            formerly, Vice

                                                            President, UBS Global Asset
                                                            Management (US) Inc. (formerly,
                                                            Mitchell Hutchins Asset Management,
                                                            a wholly-owned subsidiary of
                                                            PaineWebber Inc.), 1997 to 2003.

-----------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.
(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.
(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees

         The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the Fund and reviews and approves the Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Fund's management. The standing committees of the Board of Trustees are described below.

         AUDIT COMMITTEE. The Audit Committee's purposes are generally (a) to oversee the Trust's accounting and financial reporting processes and their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Trust's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Trust's compliance with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Trust's independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust's independent registered public accounting firm; and (e) to act as a liaison between the independent registered public accounting firm and the full Board. The independent registered public accounting firm for the Fund shall report directly to the Audit Committee. The Audit Committee is composed entirely of Independent Trustees; its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. Members of the Audit Committee receive additional compensation for serving on this committee. During the fiscal year ended December 31, 2005, the Committee met eight times.

         ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) compliance with the Trust's Code of Ethics (which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and Trustees), and (c) the activities of the Trust's Chief Compliance Officer. The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, sub-adviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering the Trust's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Trust and its Service Providers. The Committee members are John Cannon (Chairman), Faith Colish, C. Anne Harvey and Edward I. O'Brien. All members are Independent Trustees. The Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Codes of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management. During the fiscal year ended December 31, 2005, the Committee met three times.

         CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Trustees annually consider whether to renew the Trust's principal contractual arrangements. All members are Independent Trustees. Its members are Faith Colish (Chairwoman), Robert A. Kavesh, William E. Rulon and Candace L. Straight. During the fiscal year ended December 31, 2005, the Committee held three meetings.


         EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when the full Board is not available. It has all the powers of the Trustees when the Trustees are not in session to the extent permitted by Delaware law. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Trustees. During the fiscal year ended December 31, 2005, the Committee did not meet.


         GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Trustees, including as Independent Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation. The Governance and Nominating Committee is composed entirely of Independent Trustees; its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Howard A. Mileaf and Tom D. Seip. The Governance and Nominating Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger

Berman Advisers Management Trust, 605 Third Avenue, 21st Floor, New York, NY, 10158-0180. During the fiscal year ended December 31, 2005, the Committee met three times.

         PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing are not readily available; (d) oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which the Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended December 31, 2005, the Committee met four times.


         INSURANCE COMMITTEE. The Insurance Committee's primary purpose is to evaluate prospective user insurance companies. The Committee reviews financial statements and other available data the Committee deems appropriate concerning the financial strength and operation practices of insurance companies seeking to enter into agreements with the Fund or its principal underwriter in relation to such insurance companies' investment or proposed investment in the Fund. In addition, its members are consulted by the Trust's officers and NB Management in the event a user insurance company encounters financial difficulties so as to determine the effect on the Trust and the possibility that the insurance company's separate account assets would be withdrawn from the Trust. Its members are C. Anne Harvey, Candace L. Straight and Peter P. Trapp (Chairman). During the fiscal year ended December 31, 2005, the Committee did not formally meet but considered information regarding several companies throughout close of the fiscal year that were ratified and/or approved by the full Board based on Committee recommendations.


         The Trust's Trust Instrument provides that the Trust will indemnify its Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested Trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         Trustees who are not managing directors, officers or employees of NB Management, Neuberger Berman and/or the participating life insurance companies or any of their affiliates are paid Trustees' fees. For the year ended December 31, 2005, a total of $295,269 in fees was paid to the Trustees as a group by the Trust and a total of $1,066,001 in fees was paid to the Trustees as a group by the fund complex.

         The following table sets forth information concerning the compensation of the Trustees. The Trust does not have any retirement plan for its Trustees.

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 12/31/05

                                                                    Total Compensation from
                                                                  Investment Companies in the
Name and Position                  Aggregate Compensation               Neuberger Berman
with the Trust                         from the Trust            Fund Complex Paid to Trustees
------------------------------  ------------------------------  --------------------------------
Independent Trustees

John Cannon                                $25,691                            $92,785
Trustee

Faith Colish                               $23,792                            $85,877
Trustee

C. Anne Harvey                             $23,792                            $85,877
Trustee

Barry Hirsch                               $23,792                            $85,877
Trustee

Robert A. Kavesh                           $23,792                            $85,877
Trustee

Howard A. Mileaf                           $24,605                            $88,809
Trustee

Edward I. O'Brien                          $23,792                            $85,877
Trustee

William E. Rulon                           $23,792                            $85,877
Trustee

Cornelius T. Ryan                          $27,047                            $97,698
Trustee

Tom D. Seip                                $25,691                            $90,808
Trustee

                                                                    Total Compensation from
                                                                  Investment Companies in the
Name and Position                  Aggregate Compensation               Neuberger Berman
with the Trust                         from the Trust            Fund Complex Paid to Trustees
------------------------------  ------------------------------  --------------------------------
Candace L. Straight                        $23,792                            $85,877
Trustee

Peter P. Trapp                             $25,691                            $92,785
Trustee

Trustees who are
"Interested Persons"

Jack L. Rivkin                               $0                               $0
Trustee

Peter E. Sundman                             $0                               $0
Trustee

----------
         As the Fund was not operational prior to the date of this SAI, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

Ownership of Securities

         As of the date of this SAI, the Fund was new and had not yet issued any shares.

                                                                   Aggregate Dollar Range of
                                                                    Equity Securities in all
                                                                     Registered Investment
                                    Dollar Range of Equity       Companies Overseen by Trustee
                                   Securities in Neuberger          in Family of Investment
                                 Berman Advisers Management      Companies as of December 31,
Name of Trustee                 Trust as of December 31, 2005                 2005
------------------------------  ------------------------------  --------------------------------
Independent Trustees
John Cannon                                  None                         Over $100,000
Faith Colish                                 None                         Over $100,000
C. Anne Harvey                               None                       $50,001-$100,000
Barry Hirsch                                 None                         Over $100,000
Robert A. Kavesh                             None                        $10,001-$50,000
Howard A. Mileaf                             None                         Over $100,000
Edward I. O'Brien                            None                         Over $100,000
William E. Rulon                             None                          $1-$10,000
Cornelius T. Ryan                            None                         Over $100,000
Tom D. Seip                                  None                         Over $100,000

                                                                   Aggregate Dollar Range of
                                                                    Equity Securities in all
                                                                     Registered Investment
                                    Dollar Range of Equity       Companies Overseen by Trustee
                                   Securities in Neuberger          in Family of Investment
                                 Berman Advisers Management      Companies as of December 31,
Name of Trustee                 Trust as of December 31, 2005                 2005
------------------------------  ------------------------------  --------------------------------
Candace L. Straight                          None                         Over $100,000
Peter P. Trapp                               None                         Over $100,000
Trustees who are
"Interested Persons"

Jack L. Rivkin                               None                             None
Peter E. Sundman                             None                         Over $100,000

Independent Trustees Ownership of Securities

         No Independent Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc. ("Lehman"), which controls the Neuberger Berman entities.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Shares of the Fund are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies (collectively, "Variable Contracts") issued through separate accounts of life insurance companies (the "Life Companies") and Qualified Plans. The Fund has not yet commenced operations as of the date of this SAI and therefore had no beneficial and record owners of more than five percent of the Fund.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

         Neuberger Berman is an investment management firm with headquarters in New York. The firm's focus is on U.S. fixed income, equity and balanced fund management. Total assets under management by Neuberger Berman and its Neuberger Berman affiliates were over $175 billion as of November 30, 2005. Founded in 1939 to manage portfolios for high net worth individuals, the firm entered the mutual fund management business in 1950, and began offering active management for pension funds and institutions in the mid-1970s. Most money managers that come to the Neuberger Berman organization have at least fifteen years of experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

         NB Management serves as the Fund's investment manager pursuant to a Management Agreement ("Management Agreement") dated November 3, 2003.


         The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, but NB Management has no current plans to pay a material amount of such compensation.


         NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and personnel necessary to perform executive, administrative, and clerical functions and pays all salaries, expenses, and fees of the officers, Trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Several individuals who are directors, officers or employees of NB Management and/or Neuberger Berman also serve as Trustees and/or officers of the Trust. See "Trustees and Officers." NB Management provides similar facilities and services to the Fund pursuant to an administration agreement dated May 1, 2002 for the S Class shares (the "Administration Agreement").


Management and Administration Fees

         For investment management services, the Fund will pay the NB Management fees at the annual rate of 0.55% of the first $250 million, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of amounts in excess of $4 billion of the Fund's average daily net assets for investment management services.

         For administrative services, the Fund pays NB Management a fee at the annual rate of 0.30% of the Fund's average daily net assets. In addition, the Fund pays certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses.


         The Management Agreement continues until October 31, 2007 and Administration Agreement continues until August 15, 2008. Each Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not "interested persons" of NB Management or the Trust ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund. The Management Agreement is terminable with respect to the Fund without penalty on 60 days' prior written notice either by the Trust or by NB Management. The Administration Agreement is terminable with respect to the Fund without penalty by NB

Management upon at least 60 days' prior written notice to the Fund, and by the Fund if authorized by the Trustees, including a majority of the Independent Trustees, on at least 30 days' prior written notice to NB Management. Each Agreement terminates automatically if it is assigned.

Expense Limitations

         NB Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class S of the Fund through December 31, 2009, so that the total annual operating expenses of Class S of the Fund are limited to 1.30% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that Class S will repay NB Management for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 1.30% of its average net assets. Any such repayment must be made within three years after the year in which NB Management incurred the expense. At its discretion, NB Management may also voluntarily waive certain fees of the Fund.

Management and Control of NB Management and Neuberger Berman

         NB Management and Neuberger Berman are wholly owned by Lehman Brothers Holdings Inc. ("Lehman") a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc., who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Jeffrey B. Lane, Robert Matza, Jeffrey S. Maurer, Jack L. Rivkin, and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Trustees and officers of the Trust.

         Lehman is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman's address is 745 Seventh Avenue, New York, New York 10019.

Sub-Adviser

         NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as a sub-adviser with respect to the Fund, pursuant to a Sub-Advisory Agreement dated November 3, 2003 ("Sub-Advisory Agreement") that was approved by the Trustees on August 5, 2003.

         The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman from time to time provides to its officers and employees for use in managing client accounts, as NB Management reasonably requests. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This research staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that the services rendered by Neuberger Berman will be paid for by NB Management on the basis of the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as a sub-adviser for all of the other investment companies advised by NB Management.

         The Sub-Advisory Agreement continues with respect to the Fund until October 31, 2007, and is renewable from year to year thereafter, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, by the Trustees, or by a 1940 Act majority vote of the outstanding shares of the Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice to the Fund. The Sub-Advisory Agreement also terminates automatically if it is assigned or if the Management Agreement terminates.

         Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

         The Fund is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Fund, other registered investment companies referred to below ("Other NB Funds"), and other managed accounts) and personnel of Neuberger Berman and the Neuberger Berman affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of outstanding shares of public companies.

Investment Companies Advised

         As of December 31, 2005, the investment companies managed by NB Management had aggregate net assets of approximately $32.5 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     Approximate
                                                                   Net Assets at
Name                                                           December 31, 2005
------------------------------------------------------------   -----------------
National Municipal Money Fund ..............................   $     200,000,010

Neuberger Berman Cash Reserves .............................   $     485,037,514

                                                                     Approximate
                                                                   Net Assets at
Name                                                           December 31, 2005
------------------------------------------------------------   -----------------
Neuberger Berman Government Money Fund .....................   $     345,418,424

Neuberger Berman High Income Bond Fund .....................   $     718,594,320

Lehman Brothers Core Bond Fund .............................   $      74,844,999

Lehman Brothers Municipal Money Fund .......................   $     549,239,538

Lehman Brothers New York Municipal Money Fund ..............   $     100,000,010

Neuberger Berman Limited Maturity Bond Fund ................   $     168,896,013

Neuberger Berman Municipal Securities Trust ................   $      33,794,361

Neuberger Berman Strategic Income Fund .....................   $      24,843,484

Tax-Free Money Fund ........................................   $     400,000,010

Neuberger Berman Century Fund ..............................   $      10,654,095

Neuberger Berman Fasciano Fund .............................   $     551,036,534

Neuberger Berman Focus Fund ................................   $   1,274,540,064

Neuberger Berman Genesis Fund ..............................   $  11,401,947,862

Neuberger Berman Guardian Fund .............................   $   1,597,621,128

Neuberger Berman International Fund ........................   $   1,106,888,777

Neuberger Berman International Institutional Fund ..........   $     174,192,576

Neuberger Berman Manhattan Fund ............................   $     359,824,631

Neuberger Berman Millennium Fund ...........................   $      55,534,491

Neuberger Berman Partners Fund .............................   $   2,981,981,082

Neuberger Berman Real Estate Fund ..........................   $      47,193,989

Neuberger Berman Regency Fund ..............................   $     157,074,388

                                                                     Approximate
                                                                   Net Assets at
Name                                                           December 31, 2005
------------------------------------------------------------   -----------------
Neuberger Berman Socially Responsive Fund ..................   $     539,777,741

Neuberger Berman Advisers Management Trust .................   $   2,477,302,428

Neuberger Berman Intermediate Municipal Fund Inc. ..........   $     485,828,721

Neuberger Berman California Intermediate Municipal Fund Inc.   $     159,766,066

Neuberger Berman New York Intermediate Municipal Fund Inc. .   $     129,176,653

Neuberger Berman Real Estate Income Fund Inc. ..............   $     144,708,907

Neuberger Berman Realty Income Fund Inc. ...................   $     820,794,596

Neuberger Berman Real Estate Securities Income Fund Inc. ...   $     797,950,554

Neuberger Berman Income Opportunity Fund Inc. ..............   $     416,804,093

Neuberger Berman Dividend Advantage Fund Inc. ..............   $     179,585,351

Institutional Liquidity Portfolio ..........................   $   2,126,828,567

Prime Portfolio ............................................   $   1,860,550,502

         The investment decisions concerning the Fund and the other registered investment companies referred to above (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

         There may be occasions when the Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Trustees that the desirability of the Fund having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.


         The Fund is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Fund, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.


                            DISTRIBUTION ARRANGEMENTS

Distributor

         NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's Class S shares with a 0.25% distribution (12b-1) fee.

         In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares and bears all advertising and promotion expenses incurred in the sale of the Fund's shares. Shares of the Fund are continuously offered to variable annuity contracts or variable life insurance policies issued by participating insurance companies.


         The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution and Shareholder Services Agreement (the "Distribution Agreement") dated November 3, 2003 which will continue until October 31, 2007. The Distribution Agreement may be renewed annually thereafter if specifically approved by (1) the vote of a majority of the Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement and the Sub-Advisory Agreement.


         The Fund is subject to a Distribution and Shareholder Services Plan (the "Plan") which provides that the Fund will compensate NB Management for administrative and other services provided to the Fund, its activities and expenses related to the sale and distribution of Class S shares, and ongoing services to Class S investors in the Fund. Under the Plan, NB Management receives from the Fund a fee at the annual rate of 0.25% of the Fund's average daily net assets attributable to Class S shares (without regard to expenses incurred by Class S shares). NB Management may pay up to the full amount of this fee to third parties that make available Fund shares and/or provide services to the Fund's and their Class S shareholders. The fee paid to a third party is based on the level of such services provided. Third parties may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing.

         Services may include: teleservicing support in connection with the Fund; delivery and responding to inquires with regard to Fund prospectus and/or SAI, reports, notices, proxies and proxy statements and other information respecting the Fund (but not including services paid for by the Trust such as printing and mailing); facilitation of the tabulation of Variable Contract owners' votes in the event of a meeting of Trust shareholders; maintenance of Variable Contract records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust, or its transfer agent as may be reasonably requested; provision of support services including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund, including questions respecting Variable Contract owners' interests in the Fund; provision and administration of Variable Contract features for the benefit of Variable Contract owners participating in the Trust including fund transfers, dollar cost averaging, asset allocation, portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals; and provision of other services as may be agreed upon from time to time.

         The amount of fees paid by the Fund during any year may be more or less than the cost of distribution and other services provided to the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with these rules.

         The Plan requires that NB Management provide the Trustees for their review a quarterly written report identifying the amounts expended by the Fund and the purposes for which such expenditures were made.

         Prior to approving the Plan, the Trustees considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. To the extent the Plan allows the Fund to penetrate markets to which it would not otherwise have access, the Plan may result in additional sales of Fund shares; this, in turn, may enable the Fund to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by institutions with which shareholders have an existing relationship.

         The Plan continues until May 1, 2007. The Plan is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid the Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the Fund and by the Trustees in the manner described above. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

         From time to time, the Fund may be closed to new investors. Because the Plan pays for ongoing shareholder and account services, the Board may determine that it is appropriate for the Fund to continue paying 12b-1 fee, even though the Fund is closed to new investors.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Share Prices and Net Asset Value

         The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for the Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of shares outstanding and rounding the result to the nearest full cent. The Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

         The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Trustees believe accurately reflects fair value.

         The Fund's securities are traded primarily in foreign markets which may be open on days when the NYSE is closed. As a result, the NAV of the Fund may be significantly affected on days when shareholders have no access to the Fund.

         If, after the close of the principal market on which a foreign security is traded, and before the time the Fund's securities are priced that day, an event occurs and, as a result, the closing price of a foreign security is not deemed to be reliable, based on review of closing prices conducted under the Fund's procedures, or if, under the Fund's procedures, the closing price of a foreign security is no longer deemed reliable, the foreign security would be valued at "fair market value" as determined in accordance with procedures and methodologies approved by the Fund's Board of Trustees. In determining the fair value of securities, the Fund may consider available information including information that becomes known after the time of the close of the principal market on which a foreign security is traded, and the values that are determined will be deemed to be the price as of the time of the close of the NYSE. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data, and fair values determined with the assistance of the service will be based on the data utilized by the service. Events referred to above may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds and their boards are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the price the Fund could obtain if it were to dispose of the security at the time of the close of the subsequent opening market price for that security.

         The Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 4 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchange no longer represent the amount that the Fund could expect to receive for the securities. FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors.

         If NB Management believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Trustees believe accurately reflects fair value.

Suspension of Redemptions

         The Fund is normally open for business each day the NYSE is open ("Business Day"). The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders; provided that applicable SEC rules and regulations shall govern as to whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

Redemptions in Kind

         The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. Further, the Fund may make payment in whole or in part in securities if a redeeming shareholder so requests. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but may do so in the circumstances described above in accordance with procedures adopted by the Board of Trustees.

Market Timing

         As noted in the Fund's Prospectus, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders. Under certain circumstances, the Fund reserves the right to reject any exchange or investment order; or change, suspend or revoke the exchange privilege.

         Although NB Management monitors for excessive short-term trading activity, the ability to monitor trades that are placed by variable contract owners and qualified plan participants is severely limited. Monitoring and discouraging market timing and excessive trading may require the cooperation of insurance companies or qualified plan administrators, which cannot be assured. Accordingly, there can be no assurance that the Fund or NB Management will eliminate all excessive short-term trading or prevent all harm that might be caused by such trading.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

         The Fund distributes to its shareholders (primarily insurance company separate accounts and Qualified Plans) substantially all of its share of its net investment income, any net realized capital gains and any net realized gains from foreign currency transactions, if any, earned or realized by it. The Fund calculates its net investment income and NAV as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) on each Business Day. The Fund's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include net realized or unrealized capital and foreign currency gains or losses. Net investment income and net gains and losses are reflected in the Fund's NAV until they are distributed. Dividends from net investment income and distributions of net realized capital gains and net realized gains from foreign currency transactions, if any, normally are paid once annually, in October.

                           ADDITIONAL TAX INFORMATION

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund

         Subchapter M

         To continue to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income (including gains from options, futures, and forward contracts (collectively, "Hedging Instruments")) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer, of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or business, or of one or more qualified publicly traded partnerships (together with the 50% requirement, the "Diversification Requirement"). The Fund intends to satisfy the Distribution Requirement, the Income Requirement, and the Diversification Requirement. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

         The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus all income and capital gains (if any) from prior years. The excise tax generally does not apply to any regulated investment company whose shareholders are solely either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Fund may not be subject to the Excise Tax, to avoid application of the Excise Tax, the Fund intends to make distributions in accordance with the calendar year requirement.

         A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year.

         Section 817(h)

         The Fund serves as the underlying investments for variable annuity contracts and variable life insurance policies ("Variable Contracts") issued through separate accounts of the life insurance companies which may or may not be affiliated. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Fund), which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards may result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract.

         Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

         For purposes of these diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided that the shares of such regulated investment company are generally held only by segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of the Fund (a "Closed Fund").

         If the segregated asset account upon which a variable contract is based is not "adequately diversified" under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not "adequately diversified" and (b) the holders of such contract must include as ordinary income, "the income on the contract" for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a "life insurance contract" under the Code. The "income on the contract" is generally the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if the Fund does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Fund through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Fund.

         The Fund will be managed with the intention of complying with these diversification requirements. It is possible that in order to comply with these requirements less desirable investment decisions may be made which would affect the investment performance of the Fund.

         Tax Aspects of the Investments of the Fund

         Dividends, interest, and in some cases, capital gains received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock as well as gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders (assuming the Fund qualifies as a regulated investment company).

         In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         If the Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund ("QEF"), then in lieu of incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the Fund's pro rata share of the

QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) - which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the excise tax - even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         A holder of stock in a PFIC generally may elect to include in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over its adjusted basis as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Any gain on the sale of PFIC stock subject to a mark-to-market election would be treated as ordinary income.

         The use by the Fund of hedging strategies, such as writing (selling) and purchasing futures contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses they realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Fund with respect to its business of investing in securities or foreign currencies, will generally qualify as permissible income under the Income Requirement.

         Exchange-traded futures contracts, certain options, and certain forward contracts constitute "Section 1256 Contracts." Section 1256 Contracts are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales" and 60% of any net realized gain or loss from any actual sales of
Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the excise tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that the Fund must distribute to meet the Distribution Requirement and to avoid imposition of the excise tax.

         Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

         Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         Section 988 of the Code also may apply to forward contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between section 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

         When a covered call option written (sold) by the Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, the Fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

         If the Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract (e.g., a swap contract), or a futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for

60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

         Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund's shares.

                               PORTFOLIO MANAGERS

Other Accounts Managed

         Certain of the portfolio managers who are primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of March 31, 2006: (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager; and (ii) the total assets of such companies, vehicles and accounts. As of March 31, 2006, the Fund's portfolio managers do not manage any registered investment companies, other pooled investment vehicles and other accounts with respect to which the advisory fee is based on performance.

         Milu E. Komer and Benjamin Segal are each a Portfolio Manager of the Fund and will have day-to-day management responsibility when the Fund commences operations.

                                                            Number of
                                                             Accounts
                                                           Managed for      Assets Managed
                                                            for Which          for Which
                             Number of     Total Assets    Advisory Fee     Advisory Fee is
                              Accounts       Managed      is Performance-  Performance-Based
   Type of Account            Managed      ($ Millions)       Based         ($ Millions)
-------------------------   -----------    ------------   --------------   ----------------

MILU E. KOMER
Registered Investment              7        $   3,108            0               $0
Companies*
Other Pooled Investment            0        $       0            0               $0
Vehicles
Other Accounts**               2,018        $   2,698            0               $0

BENJAMIN SEGAL
Registered Investment              7        $   3,108            0               $0
Companies*
Other Pooled Investment            0        $       0            0               $0
Vehicles
Other Accounts**               2,018        $   2,698            0               $0


* Registered Investment Companies include: Mutual Funds and Sub-Advised. ** Other Accounts include: Institutional Separate Accounts, Private Asset
   Management and Managed Accounts (WRAP).
   This information is provided as of  September 30, 2006.

Conflicts of Interest

         While the portfolio managers' management of other accounts may give rise to the conflicts of interest discussed below, NB Management believes that it has designed policies and procedures to appropriately address those conflicts. From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Fund and the management of other accounts, which might have similar investment objectives or strategies as the Fund or track the same index the Fund tracks. Other accounts managed by the portfolio managers may hold, purchase, or sell securities that are eligible to held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

         As a result of a portfolio manager's day-to-day management of the Fund, the portfolio managers know the size, timing and possible market impact of the Fund's trades. While it is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund, NB Management has policies and procedures to address such a conflict.

         From time to time, a particular investment opportunity may be suitable for both the Fund and other types of accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. NB Management has adopted policies and procedures reasonably designed to fairly allocate investment opportunities. Typically, when the Fund and one or more of the other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties, transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds and accounts involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it.

Portfolio Manager Compensation

         A portion of the compensation paid to each portfolio manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The portfolio managers are paid a base salary that is not dependent on performance. Each portfolio manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and
(iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the portfolio managers' compensation packages, including: (i) whether the manager was a partner/principal of NB prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible.

Securities Ownership

         As of the date of this SAI, the Fund was new and had not yet issued any shares.

                             PORTFOLIO TRANSACTIONS

         Neuberger Berman and Lehman Brothers Inc. ("Lehman Brothers") may act as broker for the Fund. Neuberger Berman and Lehman Brothers receive brokerage commissions for these services. Transactions in portfolio securities for which Neuberger Berman or Lehman Brothers serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.

         To the extent a broker is not used, purchases and sales of portfolio securities generally are transacted with the issuers, underwriters, or dealers serving as primary market-makers acting as principals for the securities on a net basis. The Fund typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

         In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), the Fund's policy is to seek best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers, and may consider the brokerage and research services they provide to the Fund or NB Management. Some of these research services may be of value to NB Management in advising its various clients (including the Fund) although not all of these services are necessarily used by NB Management in managing the Fund. Under certain conditions, the Fund may pay higher brokerage commissions in return for brokerage and research services, although the Fund has no current arrangement to do so. In any case, the Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or may otherwise deal with any dealer in connection with the acquisition of securities in underwritings. Each of the broker-dealers NB Management uses appears on a list and each has been reviewed as to its creditworthiness.

         The Fund may, from time to time, loan portfolio securities to Neuberger Berman, Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

         A committee of Independent Trustees from time to time reviews, among other things, information relating to securities loans by the Fund.

         In effecting securities transactions, the Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Fund plans to continue to use Neuberger Berman and/or Lehman Brothers as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, however, no affiliate of the Fund receives give-ups or reciprocal business in connection with their securities transactions.

         The use of Neuberger Berman and Lehman Brothers as brokers for the Fund is subject to the requirements of Section 11 (a) of the Securities Exchange Act of 1934 ("Section 11(a)").

         Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts that they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Board of Trustees has expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

         Under the 1940 Act, commissions paid by the Fund to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions to be paid to Neuberger Berman and Lehman Brothers must, in NB Management's judgment be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability, and (2) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman or Lehman Brothers considered by a majority of the Independent Trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interest to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase or sale of securities for the Fund's account, unless an appropriate exemption is available.

         A committee of Independent Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Fund and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Fund must be reviewed and approved no less often than annually by a majority of the Independent Trustees.

         To ensure that accounts of all investment clients, including the Fund, are treated fairly in the event that Neuberger Berman or Lehman Brothers receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman and Lehman Brothers may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

         Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brother exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews confirmations of each agency cross-trade that the Fund participates in.

         The Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, NB Management will consider the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance and financial responsibility, and may consider, among other factors, research and other investment information provided by those brokers as well as any expense offset arrangements offered by the brokers.

         In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers, industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

         A committee, comprised of officers of NB Management and employees of Neuberger Berman who are portfolio managers of some of the funds in the Trust and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; and (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

         The commissions paid to a broker other than Neuberger Berman and Lehman Brothers may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services provide the Fund with benefits by supplementing the information otherwise available to NB Management. That research information may be used by NB Management in servicing their respective funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research information received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers executing portfolio transactions on behalf of the Managed Accounts may be used for the Fund's benefit.

                                 CODE OF ETHICS

         The Fund, NB Management and Neuberger Berman have personal securities trading policies that restrict the personal securities transactions, including transactions involving Fund shares, of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund's portfolio managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their funds or taking personal advantage of investment opportunities that may belong to the Fund.

         Text-only versions of the Code of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. In addition, copies of the Code of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549 or by e-mail request at publicinfo@sec.gov.

                               PORTFOLIO TURNOVER

         The portfolio turnover rate is calculated by dividing the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, foreign financial futures contracts and forward contracts, whose maturity or expiration date at the time of acquisition was one year or less), divided by the month-end average monthly value of such securities owned by the Fund during the fiscal year.

                                  PROXY VOTING

         The Board has delegated to Neuberger Berman the responsibility to vote proxies related to the securities held in the Fund's portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

         Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Fund. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

         Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

         For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

         In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

         If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

         After the Fund starts operation, information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy

         The Fund prohibits the disclosure of information about its portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Fund, rating and ranking organizations, and affiliated persons of the Fund or NB Management (the "Potential Recipients") unless such disclosure is consistent with the Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

         NB Management and the Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Fund with a specific business reason to know the portfolio holdings of the Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." NB Management's President or Senior Vice President may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Fund prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures

         Disclosure of portfolio holdings may be requested only by an officer of NB Management or the Fund by completing a holdings disclosure form. The completed form must be submitted to NB Management's President or Senior Vice President (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Fund or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Fund or NB Management. Following this approval, the form is submitted to Neuberger Berman Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

         Neither the Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Fund's Chief Compliance Officer, the Board of Trustees reviews the Fund's portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

         Pursuant to a Code of Ethics adopted by the Fund, NB Management and Neuberger Berman, Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Fund shareholders. The Code of Ethics also prohibits any person associated with the Fund, NB Management or Neuberger Berman, in connection with the purchase or sale, directly or indirectly, by such person of a security held or the be acquired by the Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients

         The Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

         STATE STREET BANK AND TRUST COMPANY ("State Street"). The Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to the Fund's activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of the Fund, except with the Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

         SECURITIES LENDING AGENT. The Fund may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Fund's portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Fund's operations that is designated by the Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. The Fund pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. The Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

         OTHER THIRD-PARTY SERVICE PROVIDERS TO THE FUND. The Fund may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Fund who require access to this information to fulfill their duties to the Fund. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

         RATING, RANKING AND RESEARCH AGENCIES. The Fund will send its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Fund will provide its complete portfolio holdings to: Vestek and Bloomberg L.P. each day; Standard and Poor's, a division of The McGraw-Hill Companies, Inc. and Lipper, a Reuters company on the second business day of each month; Morningstar, Inc. on the fifth calendar day of each month; and Capital Access on the tenth calendar day of each month. The Fund also will provide its complete month-end portfolio holdings to DCI on the first business day of each following month so that DCI can create a list of the Fund's top 10 holdings. No compensation is received by the Fund, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

                             REPORTS TO SHAREHOLDERS

         Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firm for the Fund. The Fund's report shows the investments owned by it and the market values thereof and provides other information about the Fund and its operations. In addition, the report contains the Fund's financial statements.

                       INFORMATION REGARDING ORGANIZATION,
                        CAPITALIZATION, AND OTHER MATTERS

The Fund

         The Fund is a separate series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trust has 14 separate funds. The Trustees may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

         NB Management and Neuberger Berman serve as investment manager and sub-adviser, respectively, to other mutual funds, and the investments for the Fund (through their corresponding series) are managed by the same portfolio managers who manage one or more other mutual funds, that have similar names, investment objectives and investment styles as the Fund and are offered directly to the public by means of separate prospectuses. These other mutual funds are not part of the Trust. You should be aware that the Fund is likely to differ from the other mutual funds in size, cash flow pattern, and certain tax matters, and may differ in risk/return characteristics. Accordingly, the portfolio holdings and performance of the Fund may vary from those of the other mutual funds with similar names.

         DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). The Fund currently offers Class S shares only. Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

         SHAREHOLDER MEETINGS. The Trustees do not intend to hold annual meetings of shareholders of the Fund. The Trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of the Fund.

         CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

                          CUSTODIAN AND TRANSFER AGENT

         The Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 as custodian for its securities and cash. State Street also serves as the Fund's Transfer Agent and shareholder servicing agent, administering purchases and redemptions of Trust shares through its Boston Service Center.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         The Fund has selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103 as the Independent Registered Public Accounting Firm who will audit its financial statements.


                                  LEGAL COUNSEL

         The Fund has selected Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006 as legal counsel.

                             REGISTRATION STATEMENT

         This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference and other information regarding the Fund.

         Statements contained in this SAI and Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX A
                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P corporate bond ratings

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's corporate bond ratings

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P commercial paper ratings

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody's commercial paper ratings

         Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-        Leading market positions in well-established industries;

-        High rates of return on funds employed;

- Conservative capitalization structures with moderate reliance on debt and ample asset protection;

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                  POST-EFFECTIVE AMENDMENT NO. 54 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits
-----------------

Exhibit Number  Description
--------------  -----------

(a)   (1)       Trust Instrument of Registrant.(1)

      (2)       Amended and Restated Certificate of Trust of the Registrant.(8)

      (3)       Amendment to Trust Instrument dated November 9, 1998.(8)

      (4) Amendment to Trust Instrument dated September 18, 2006 - Filed herewith.

      (5) Schedule A to Trust Instrument of Registrant designating Series of Registrant.(15)

      (6) Schedule A to Trust Instrument of Registrant designating Series of Registrant.(18)

      (7) Schedule A to Trust Instrument of Registrant designating Series of Registrant.(20)

      (8) Schedule A to Trust Instrument of Registrant designating Series of Registrant - Filed herewith.

(b)   (1)       By-laws of Registrant.(1)

      (2)       Amendment to By-laws dated November 11, 1997.(5)

      (3)       Amendment to By-laws dated November 9, 1998.(8)

(c)   (1)       Trust Instrument of Registrant, Articles IV, V and VI.(1)

      (2)       By-laws of Registrant, Articles V, VI and VIII.(1)

(d)   (1)       Form of Management Agreement Between Registrant and Neuberger
                Berman Management Inc.(17)

      (2) Form of Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to Registrant.(17)

Exhibit Number  Description
--------------  -----------

      (3) Amended Schedules to Management Agreement Between Registrant and Neuberger Berman Management Inc.(20)

      (4) Amended Schedule A to Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to Registrant.(20)

(e)   (1)       Form of Distribution Agreement Between Registrant and Neuberger
                Berman Management Inc. for Class I Shares.(17)

      (2) Form of Distribution and Services Agreement Between Registrant and Neuberger Berman Management Inc. for Class S Shares.(17)

      (3) Amended Schedule A to Distribution and Services Agreement Between Registrant and Neuberger Berman Management Inc. for Class S Shares.(20)

(f)             Bonus or Profit Sharing Contracts. None.

(g)   (1)       Custodian Contract Between Registrant and State Street Bank and
                Trust Company.(2)

      (2) Letter Agreement adding the International Portfolio of Registrant to the Custodian Contract.(1)

      (3) Schedule A to the Custodian Contract designating approved foreign banking institutions and securities depositories.(11)

      (4)       Custodian Fee Schedule.(3)

      (5) Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of Registrant to the Custodian Contract and Transfer Agency Agreement.(4)

      (6) Schedule designating Series of Registrant subject to Custodian Contract.(7)

      (7) Letter Agreement adding the Socially Responsive Portfolio of Registrant to the Custodian Contract and Transfer
                Agency Agreement.(7)

      (8) Letter Agreement adding the Regency Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(13)

Exhibit Number  Description
--------------  -----------

       (9) Letter Agreement adding the Fasciano and Focus Portfolios of Registrant to the Custodian Contract and Transfer Agency Agreement.(14)

       (10) Letter Agreement adding the Real Estate Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(15)

       (11) Letter Agreement adding the High Income Bond Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(18)

       (12) Letter Agreement adding the International Large Cap Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(20)

(h)    (1)      Transfer Agency Agreement Between Registrant and State
                Street Bank and Trust Company.(2)

       (2) Administration Agreement for I Class Shares Between Registrant and Neuberger Berman Management Inc.(14)

       (3) Form of Administration Agreement for S Class Shares Between Registrant and Neuberger Berman Management Inc.(16)

       (4)      Form of Fund Participation Agreement.(11)

       (5) Letter Agreement adding the International Portfolio of Registrant to the Transfer Agency Agreement.(1)

       (6) Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of Registrant to the Transfer Agency Agreement.(4)

       (7) Expense Limitation Agreement between Registrant, on behalf of the Mid-Cap Growth and Guardian Portfolios, and Neuberger Berman Management Inc.(11)

       (8) Schedule designating series of Registrant subject to the Transfer Agency Agreement.(7)

       (9) Expense Limitation Agreement between Registrant, on behalf of the Socially Responsive Portfolio, and Neuberger Berman Management, Inc.(11)

       (10) Letter Agreement adding the Socially Responsive Portfolio of Registrant to the Transfer Agency Agreement.(7)

Exhibit Number  Description
--------------  -----------

       (11) Expense Limitation Agreement between Registrant, on behalf of the Balanced, Growth, Limited Maturity Bond and Partners Portfolios, and Neuberger Berman Management Inc.(14)

       (12) Form of Expense Limitation Agreement between Registrant, on behalf of the Fasciano, Focus, Guardian, International, Regency, Liquid Asset, MidCap Growth, Socially Responsive and REIT Portfolios, and Neuberger Berman Management Inc.(16)

       (13) Form of Distribution and Administrative Services Agreement on behalf of Registrant. (17)

       (14)     Form of Services Agreement on behalf of Registrant.(17)

       (15) Amended Schedules of Administration Agreement for S Class Shares Between Registrant and Neuberger Berman Management Inc.(20)

       (16) Expense Limitation Agreement between Registrant, on behalf of the High Income Bond Portfolio, and Neuberger Berman Management Inc.(18)

       (17) Form of Expense Limitation Agreement between Registrant, on behalf of the International Large Cap Portfolio, and Neuberger Berman Management Inc.(20)

(i)             Opinion and Consent of Counsel - Filed herewith.

(j)             Consent of Independent Registered Public Accounting
                Firm - Filed herewith.

(k)             Financial Statements Omitted from Prospectus. None.

(l)             Initial Capital Agreements. None.

(m)    (1)      Plan Pursuant to Rule 12b-1 (non-fee).(14)

       (2)      Plan Pursuant to Rule 12b-1 (Class S).(16)

       (3)      Amended Schedules to Plan Pursuant to Rule 12b-1
                (Class S).(20)

(n)(1)          Rule 18f-3 Plan.(16)

(o)             Power of Attorney.(19)

(p)    (1)      Code of Ethics.(11)

Exhibit Number  Description
--------------  -----------

       (2)      Amended and Restated Code of Ethics.(14)

-----------------

1. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000091.

2. Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-96-000107.

3. Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000094.

4. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000256.

5. Incorporated by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000094.

6. Incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000180.

7. Incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000266.

8. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-99-000074.

9. Incorporated by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000891554-99-000822.

10. Incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001005477-00-001512.

11. Incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001005477-00-003567.

12. Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001053949-00-000027.

13. Incorporated by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001053949-01-500090.

14. Incorporated by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000950136-02-001220.

15. Incorporated by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001145236-02-000157.

16. Incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001206774-02-000046.

17. Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001206774-02-000046.

18. Incorporated by reference to Post-Effective Amendment No. 47 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000894579-04-000109.

19. Incorporated by reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000894579-06-000177.

20. Incorporated by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-06-000246.

Item 24. Persons Controlled By or Under Common Control with Registrant
----------------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.

Item 25. Indemnification:
------------------------

         A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by
reason   of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or
(iii) by written opinion of independent legal counsel based upon a review of readily available facts.

         Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         Section 9 of the Management Agreement between Advisers Managers Trust and Neuberger Berman Management Incorporated ("NB Management") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any Series of Advisers Managers Trust (each a "Portfolio") at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to Advisers Managers Trust or a Series of Advisers Managers Trust or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a Trustee or officer of Advisers Managers Trust against any liability to Advisers Managers Trust or a Series or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Advisers Managers Trust.

         Section 1 of the Sub-Advisory Agreement between Advisers Managers Trust and Neuberger Berman, LLC ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Series of Advisers Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

         Section 9.1 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management in good faith and with due care in accordance with such instructions, or with the advice or opinion, of legal counsel for a Portfolio of the Trust or for the Administrator in respect of any matter arising in connection with the Administration Agreement. NB Management shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by a Portfolio or such legal counsel which NB Management believes to be genuine and to have been signed by the proper person or persons, and NB Management shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Portfolio. Section 12 of the Administration Agreement provides that each Portfolio of the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement with respect to such Portfolio; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such Portfolio; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Portfolio; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Portfolio, and not from assets belonging to any other Portfolio of the Registrant. Section 13 of the Administration Agreement provides that NB Management will indemnify each Portfolio of the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Portfolio of the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. A Portfolio of the Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Portfolio or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

         Section 14 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Portfolio for the Registrant's performance of the Agreement by the Registrant on behalf of such Portfolio, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Adviser and Sub-Adviser
------------------------------------------------------------------

         There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Neuberger Berman Management Inc. ("NB Management") and each executive officer of Neuberger Berman, LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       --------------------------------------------------------------------

Ann H. Benjamin                               Portfolio Manager, High Income Bond Portfolio, a series of Neuberger
Vice President, NB Management.                Berman Advisers Management Trust; Portfolio Manager, Neuberger Berman
                                              High Income Bond Fund and Neuberger Berman Strategic Income
                                              Fund, each a series of Neuberger Berman Income Funds; Portfolio
                                              Manager, Neuberger Berman Income Opportunity Fund Inc.


Michael L. Bowyer                             Associate Portfolio Manager, Neuberger Berman Genesis Fund, a series
Vice President, NB Management.                of Neuberger Berman Equity Funds.


Claudia A. Brandon  Vice President/Mutual     Vice President, Neuberger Berman, LLC since 2002; Employee, Neuberger
Fund Board; Relations and Assistant           Berman, LLC since 1999; Secretary, Neuberger Berman Advisers
Secretary, NB Management.                     Management Trust; Secretary, Neuberger Berman Equity Funds; Secretary,
                                              Neuberger Berman Income Funds; Secretary, Neuberger Berman Real Estate
                                              Income Fund Inc.; Secretary, Neuberger Berman Intermediate Municipal
                                              Fund Inc.; Secretary, Neuberger Berman New York Intermediate Municipal
                                              Fund Inc.; Secretary, Neuberger Berman California Intermediate
                                              Municipal Fund Inc.; Secretary, Neuberger Berman Realty Income Fund
                                              Inc.; Secretary, Neuberger Berman Income Opportunity Fund Inc.;
                                              Secretary, Neuberger Berman Real Estate Securities Income Fund Inc.;
                                              Secretary, Neuberger Berman Dividend Advantage Fund Inc.; Secretary,
                                              Neuberger Berman Institutional Liquidity Series; Secretary, Lehman
                                              Brothers Institutional Liquidity Series; Secretary, Institutional
                                              Liquidity Trust; Secretary, Lehman  Brothers Reserve Liquidity Series.


NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       --------------------------------------------------------------------
Thomas J. Brophy                              Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management.                Berman California Intermediate Municipal Fund Inc.; Portfolio Manager,
                                              Neuberger Berman Intermediate Municipal Fund Inc.; Portfolio Manager,
                                              Neuberger Berman New York Intermediate Municipal Fund Inc.; Portfolio
                                              Manager, Neuberger Berman Municipal Securities Trust, a series of
                                              Neuberger Berman Income Funds.

Jon D. Brorson                                Portfolio Manager, Balanced Portfolio, Growth Portfolio and Mid-Cap
Vice President, NB Management.                Growth Portfolio, each a series of Neuberger Berman Advisers
                                              Management Trust; Portfolio Manager, Neuberger Berman Century Fund,
                                              Neuberger Berman Manhattan Fund and Neuberger Berman Millennium Fund,
                                              each a series of Neuberger Berman Equity Funds.

Steven R. Brown                               Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management.                Berman Real Estate Income Fund Inc.; Portfolio Manager, Neuberger Berman
                                              Realty Income Fund Inc.; Portfolio Manager, Neuberger Berman Income
                                              Opportunity Fund Inc.; Portfolio Manager, Neuberger Berman Real Estate
                                              Securities Income Fund Inc.; Portfolio Manager, Neuberger Berman
                                              Dividend Advantage Fund Inc.; Portfolio Manager, Neuberger Berman Real
                                              Estate Fund, a series of Neuberger Berman Equity Funds; Portfolio
                                              Manager, Real Estate Portfolio, a series of Neuberger Berman Advisers
                                              Management Trust; Portfolio Manager, Neuberger Berman Strategic Income
                                              Fund, a series of Neuberger Berman Income Funds.

David H. Burshtan                             Portfolio Manager, Neuberger Berman Millennium Fund, a series of
Vice President, NB Management.                Neuberger Berman Equity Funds.

Lori B. Canell                                Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management.                Berman California Intermediate Municipal Fund Inc.; Portfolio Manager,
                                              Neuberger Berman Intermediate Municipal Fund Inc.; Portfolio Manager,
                                              Neuberger Berman New York Intermediate Municipal Fund Inc.; Portfolio
                                              Manager, Neuberger Berman Municipal Securities Trust, a series of
                                              Neuberger Berman Income Funds.


NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       --------------------------------------------------------------------
Robert Conti                                  Senior Vice President of Neuberger Berman, LLC, since 2003; Vice
Senior Vice President, NB Management.         President, Neuberger Berman, LLC, from 1999 to 2003; Vice President,
                                              Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity
                                              Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice
                                              President, Neuberger Berman Real Estate Income Fund Inc.; Vice
                                              President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice
                                              President, Neuberger Berman New York Intermediate Municipal Fund Inc.;
                                              Vice President, Neuberger Berman California Intermediate Municipal Fund
                                              Inc.; Vice President, Neuberger Berman Realty Income Fund Inc.; Vice
                                              President, Neuberger Berman Income Opportunity Fund Inc.;Vice
                                              President, Neuberger Berman Real Estate Securities Income Fund Inc.;
                                              Vice President, Neuberger Berman Dividend Advantage Fund Inc.; Vice
                                              President, Neuberger Berman Institutional Liquidity Series; Vice
                                              President, Lehman Brothers Institutional Liquidity Series; Vice
                                              President, Institutional Liquidity Trust; Vice President, Lehman
                                              Brothers Reserve Liquidity Series.

Robert B. Corman                              Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management.                Berman Focus Fund, a series of Neuberger Berman Equity Funds.

Robert W. D'Alelio                            Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management.                Berman Genesis Fund, a series of Neuberger Berman Equity Funds.

Cynthia L. Damian                             None.
Vice President, NB Management.

John E. Dugenske                              Portfolio Manager, Balanced Portfolio and Limited Maturity Bond
Vice President, NB Management.                Portfolio, each a series of Neuberger Berman Advisers Management
                                              Trust; Portfolio Manager, Neuberger Berman Cash Reserves, Neuberger
                                              Berman Government Money Fund and Neuberger Berman Limited Maturity Bond
                                              Fund, each a series of Neuberger Berman Income Funds.

NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       --------------------------------------------------------------------
Ingrid Dyott                                  Vice President, Neuberger Berman, LLC; Associate Portfolio Manager,
Vice President, NB Management.                Guardian Portfolio, a series of Neuberger Berman Advisers Management
                                              Trust; Portfolio Manager, Socially Responsive Portfolio, a series of
                                              Neuberger Berman Advisers Management Trust; Associate Portfolio
                                              Manager, Neuberger Berman Guardian Fund, a series of Neuberger Berman
                                              Equity Funds; Portfolio Manager, Neuberger Berman Socially Responsive
                                              Fund, a series of Neuberger Berman Equity Funds.

Michael F. Fasciano                           Managing Director, Neuberger Berman, LLC since March 2001; Portfolio
Vice President, NB Management.                Manager, Neuberger Berman Fasciano Fund, a series of Neuberger Berman
                                              Equity Funds; Portfolio Manager,Fasciano Portfolio, a series of
                                              Neuberger Berman Advisers Management Trust.

Janet A. Fiorenza                             Portfolio Manager, Lehman Brothers Municipal Money Fund, National
Vice President, NB Management.                Municipal Money Fund, Lehman Brothers New York Municipal Money Fund
                                              and Tax-Free Money Fund, each a series of Neuberger Berman Income
                                              Funds.

William J. Furrer                             Portfolio Manager, Lehman Brothers Municipal Money Fund, National
Vice President, NB Management.                Municipal Money Fund, Lehman Brothers New York Municipal Money Fund
                                              and Tax-Free Money Fund, each a series of Neuberger Berman Income
                                              Funds.

Brian J. Gaffney                              Managing Director, Neuberger Berman, LLC since 1999; Vice President,
Senior Vice President, NB Management.         Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity
                                              Funds; Vice President, Neuberger Berman Advisers Management Trust;
                                              Vice President, Neuberger Berman Real Estate Income Fund Inc.; Vice
                                              President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice
                                              President, Neuberger Berman New York Intermediate Municipal Fund Inc.;
                                              Vice President, Neuberger Berman California Intermediate Municipal
                                              Fund Inc.; Vice President, Neuberger Berman Realty Income Fund Inc.;
                                              Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice
                                              President, Neuberger Berman Real Estate Securities Income Fund Inc.;
                                              Vice President, Neuberger Berman Dividend Advantage Fund Inc.; Vice
                                              President, Neuberger Berman Institutional Liquidity Series; Vice
                                              President, Lehman Brothers Institutional Liquidity Series; Vice
                                              President, Institutional Liquidity Trust; Vice President, Lehman
                                              Brothers Reserve Liquidity Series.

NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       --------------------------------------------------------------------

Maxine L. Gerson                              Senior Vice President, Neuberger Berman, LLC since 2002; Deputy
Secretary and General Counsel,                General Counsel and Assistant Secretary, Neuberger Berman, LLC since
NB Management.                                2001; Chief Legal Officer, Neuberger Berman Income Funds; Chief Legal
                                              Officer, Neuberger Berman Equity Funds; Chief Legal Officer, Neuberger
                                              Berman Advisers Management Trust; Chief Legal Officer, Neuberger
                                              Berman Real Estate Income Fund Inc.; Chief Legal Officer, Neuberger
                                              Berman Intermediate Municipal Fund Inc.; Chief Legal Officer,
                                              Neuberger Berman New York Intermediate Municipal Fund Inc.; Chief
                                              Legal Officer, Neuberger Berman California Intermediate Municipal Fund
                                              Inc.; Chief Legal Officer, Neuberger Berman Realty Income Fund Inc.;
                                              Chief Legal Officer, Neuberger Berman Income Opportunity Fund Inc.;
                                              Chief Legal Officer, Neuberger Berman Real Estate Securities Income
                                              Fund Inc.; Chief Legal Officer, Neuberger Berman Dividend Advantage
                                              Fund Inc.; Chief Legal Officer, Neuberger Berman Institutional
                                              Liquidity Series; Chief Legal Officer, Lehman Brothers Institutional
                                              Liquidity Series; Chief Legal Officer, Institutional Liquidity Trust;
                                              Chief Legal Officer, Lehman Brothers Reserve Liquidity Series.

Edward S. Grieb                               Senior Vice President and Treasurer, Neuberger Berman, LLC; Treasurer,
Treasurer and Chief Financial Officer,        Neuberger Berman Inc.
NB Management.

Michael J. Hanratty                           None.
Vice President, NB Management.

Milu E. Komer                                 Associate Portfolio Manager, International Portfolio, a series of
Vice President, NB Management.                Neuberger Berman Advisers Management Trust; Associate Portfolio
                                              Manager, Neuberger Berman International Fund, Neuberger Berman
                                              International Institutional Fund and Neuberger Berman International
                                              Large Cap Fund, each a series of Neuberger Berman Equity Funds.


NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       --------------------------------------------------------------------
Sajjad S. Ladiwala                            Associate Portfolio Manager, Guardian Portfolio and Socially
Vice President, NB Management.                Responsive Portfolio, each a series of Neuberger Berman Advisers
                                              Management Trust; Associate Portfolio Manager, Neuberger Berman
                                              Guardian Fund and Neuberger Berman Socially Responsive Fund, each a series of Neuberger Berman Equity Funds.

Kelly M. Landron                              Portfolio Manager, Lehman Brothers Municipal Money Fund, National
Vice President, NB Management Inc.            Municipal Money Fund, Lehman Brothers New York Municipal Money Fund
                                              and Tax-Free Money Fund, each a series of Neuberger Berman Income
                                              Funds.

Jeffrey B. Lane                               President and Chief Operating Officer, Neuberger Berman, LLC; Director
Director, NB Management.                      and President, Neuberger Berman Inc.

Richard S. Levine                             Portfolio Manager, Neuberger Berman Strategic Income Fund, a series of
Vice President, NB Management.                Neuberger Berman Income Funds; Portfolio Manager, Neuberger Berman
                                              Dividend Advantage Fund Inc.

John A. Lovito                                Portfolio Manager, Neuberger Berman Strategic Income Fund, a series of
Vice President, NB Management.                Neuberger Berman Income Funds.

Arthur Moretti                                Managing Director, Neuberger Berman, LLC since June 2001; Portfolio
Vice President, NB Management.                Manager, Neuberger Berman Guardian Fund and Neuberger Berman Socially
                                              Responsive Fund, each a series of Neuberger Berman Equity Funds;
                                              Portfolio Manager, Guardian Portfolio and Socially Responsive
                                              Portfolio, each a series of Neuberger Berman Advisers Management Trust.

S. Basu Mullick                               Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.                Neuberger Berman Partners Fund and Neuberger Berman Regency Fund, each a series of Neuberger Berman Equity Funds; Portfolio Manager, Partners Portfolio
                                              and Regency Portfolio, each a series of Neuberger Berman Advisers
                                              Management Trust.

Thomas P. O'Reilly                            Portfolio Manager, Neuberger Berman Income Opportunity Fund Inc.;
Vice President, NB Management.                Portfolio Manager, Neuberger Berman Strategic Income Fund and
                                              Neuberger Berman High Income Bond Fund, each a series of Neuberger
                                              Berman Income Funds; Portfolio Manager, High Income Bond Portfolio, a
                                              series of Neuberger Berman Advisers Management Trust.

Loraine Olavarria                             None.
Assistant Secretary, NB Management.



NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       --------------------------------------------------------------------
Elizabeth Reagan                              None.
Vice President, NB Management.

Brett S. Reiner                               Associate Portfolio Manager, Neuberger Berman Genesis Fund, a series
Vice President, NB Management.                of Neuberger Berman Equity Funds.

Jack L. Rivkin                                Executive Vice President, Neuberger Berman, LLC; Executive Vice
Chairman and Director, NB Management.         President, Neuberger Berman Inc.; President and Director, Neuberger
                                              Berman Real Estate Income Fund Inc; President and Director, Neuberger
                                              Berman Intermediate Municipal Fund Inc.; President and Director,
                                              Neuberger Berman New York Intermediate Municipal Fund Inc.; President
                                              and Director, Neuberger Berman California Intermediate Municipal Fund
                                              Inc.; President and Trustee, Neuberger Berman Advisers Management
                                              Trust; President and Trustee, Neuberger Berman Equity Funds; President
                                              and Trustee, Neuberger Berman Income Funds; President and Director,
                                              Neuberger Berman Realty Income Fund Inc.; President and Director,
                                              Neuberger Berman Income Opportunity Fund Inc.; President and Director,
                                              Neuberger Berman Real Estate Securities Income Fund Inc.; President,
                                              Director and Portfolio Manager, Neuberger Berman Dividend Advantage
                                              Fund Inc.; President and Trustee, Neuberger Berman Institutional
                                              Liquidity Series; President and Trustee, Lehman Brothers Institutional
                                              Liquidity Series; President and Trustee, Institutional Liquidity Trust;
                                              President and Trustee, Lehman Brothers Reserve Liquidity Series;
                                              Portfolio Manager, Neuberger Berman Strategic Income Fund, a series of
                                              Neuberger Berman Income Funds; Director, Dale Carnegie and Associates,
                                              Inc. since 1998; Director, Solbright, Inc. since 1998.

Benjamin E. Segal                             Managing Director, Neuberger Berman, LLC since November 2000, prior
Vice President, NB Management.                thereto, Vice President, Neuberger Berman, LLC; Portfolio Manager,
                                              Neuberger Berman International Fund, Neuberger Berman International
                                              Institutional Fund and Neuberger Berman International Large Cap Fund,
                                              each a series of Neuberger Berman Equity Funds; Portfolio Manager,
                                              International Portfolio, a series of Neuberger Berman Advisers
                                              Management Trust.

Michelle B. Stein                             Portfolio Manager, Neuberger Berman Dividend Advantage Fund Inc.
Vice President, NB Management.


NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       --------------------------------------------------------------------
Peter E. Sundman                              Executive Vice President, Neuberger Berman Inc. since 1999; Head of
President and Director, NB Management.        Neuberger Berman Inc.'s Mutual Funds Business (since 1999) and
                                              Institutional Business (1999 to October 2005); responsible for Managed
                                              Accounts Business and intermediary distribution since October 1999;
                                              Managing Director, Neuberger Berman since 2005; formerly, Executive
                                              Vice President, Neuberger Berman, 1999 to December 2005; Director and
                                              Vice President, Neuberger & Berman Agency, Inc. since 2000; Chairman of the Board, Chief Executive Officer and Trustee, Neuberger Berman Income
                                              Funds; Chairman of the Board, Chief Executive Officer and Trustee,
                                              Neuberger Berman Advisers Management Trust; Chairman of the Board,
                                              Chief Executive Officer and Trustee, Neuberger Berman Equity Funds;
                                              Chairman of the Board, Chief Executive Officer and Director, Neuberger
                                              Berman Real Estate Income Fund Inc.; Chairman of the Board, Chief
                                              Executive Officer and Director, Neuberger Berman Intermediate Municipal
                                              Fund Inc.; Chairman of the Board, Chief Executive Officer and Director,
                                              Neuberger Berman New York Intermediate Municipal Fund Inc.; Chairman of
                                              the Board, Chief Executive Officer and Director, Neuberger Berman
                                              California Intermediate Municipal Fund Inc.; Chairman of the Board,
                                              Chief Executive Officer and Director, Neuberger Berman Realty Income
                                              Fund Inc.; Chairman of the Board, Chief Executive Officer and Director,
                                              Neuberger Berman Income Opportunity Fund Inc.; Chairman of the Board,
                                              Chief Executive Officer and Director, Neuberger Berman Real Estate
                                              Securities Income Fund Inc.; Chairman of the Board, Chief Executive
                                              Officer and Director, Neuberger Berman Dividend Advantage Fund Inc.;
                                              Chairman of the Board, Chief Executive Officer and Trustee, Neuberger
                                              Berman Institutional Liquidity Series; Chairman of the Board, Chief
                                              Executive Officer and Trustee, Lehman Brothers Institutional Liquidity
                                              Series; Chairman of the Board, Chief Executive Officer and Trustee,
                                              Institutional Liquidity Trust; Chairman of the Board, Chief Executive
                                              Officer and Trustee, Lehman Brothers Reserve Liquidity Series; Trustee,
                                              College of Wooster.

Kenneth J. Turek                              Portfolio Manager, Balanced Portfolio, Growth Portfolio and Mid-Cap
Vice President, NB Management.                Growth Portfolio, each a series of Neuberger Berman Advisers
                                              Management Trust; Portfolio Manager, Neuberger Berman Century Fund and
                                              Neuberger Berman Manhattan Fund, each a series of Neuberger Berman
                                              Equity Funds.

NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       --------------------------------------------------------------------
Judith M. Vale                                Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management.                Berman Genesis Fund, a series of Neuberger Berman Equity Funds.

John T. Zielinsky                             Portfolio Manager, Neuberger Berman Century Fund, a series of
Vice President, NB Management.                Neuberger Berman Equity Funds.


Item 27. Principal Underwriters
-------------------------------

         (a) Neuberger Berman Management Inc., the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

              Neuberger Berman Equity Funds
              Neuberger Berman Income Funds
              Neuberger Berman Institutional Liquidity Series
              Lehman Brothers Institutional Liquidity Series
              Lehman Brothers Reserve Liquidity Series

         (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                POSITIONS AND OFFICES                       POSITIONS AND OFFICES
NAME                            WITH UNDERWRITER                            WITH REGISTRANT
----------------------------    ---------------------------------           ----------------------

Ann H. Benjamin                 Vice President                              None
Michael L. Bowyer               Vice President                              None
Claudia A. Brandon              Vice President/Mutual Fund Board            Secretary
                                Relations & Assistant Secretary
Thomas J. Brophy                Vice President                              None
Jon D. Brorson                  Vice President                              None
Steven R. Brown                 Vice President                              None
David H. Burshtan               Vice President                              None
Lori B. Canell                  Vice President                              None
Robert Conti                    Senior Vice President                       Vice President
Robert B. Corman                Vice President                              None
Robert W. D'Alelio              Vice President                              None
John E. Dugenske                Vice President                              None
Ingrid Dyott                    Vice President                              None
Michael F. Fasciano             Vice President                              None
Janet A. Fiorenza               Vice President                              None
William J. Furrer               Vice President                              None
Brian J. Gaffney                Senior Vice President                       Vice President
Maxine L. Gerson                Secretary                                   Chief Legal Officer (only for purposes
                                                                            of sections 307 and 406 of the Sarbanes
                                                                            - Oxley Act of 2002)



                                POSITIONS AND OFFICES                       POSITIONS AND OFFICES
NAME                            WITH UNDERWRITER                            WITH REGISTRANT
----------------------------    ---------------------------------           ----------------------
Edward S. Grieb                 Treasurer and Chief Financial Officer       None
Michael J. Hanratty             Vice President                              None
Milu E. Komer                   Vice President                              None
Sajjad S. Ladiwala              Vice President                              None
Richard S. Levine               Vice President                              None
John A. Lovito                  Vice President                              None
Kelly M. Landron                Vice President                              None
Jeffrey B. Lane                 Director                                    None
Arthur Moretti                  Vice President                              None
S. Basu Mullick                 Vice President                              None
Thomas P. O'Reilly              Vice President                              None
Loraine Olavarria               Assistant Secretary                         None
Elizabeth Reagan                Vice President                              None
Brett S. Reiner                 Vice President                              None
Jack L. Rivkin                  Chairman and Director                       President and Trustee
Benjamin E. Segal               Vice President                              None
Michelle B. Stein               Vice President                              None
Kenneth J. Turek                Vice President                              None
Peter E. Sundman                President and Director                      Chairman of the Board, Chief Executive
                                                                            Officer and Trustee
Judith M. Vale                  Vice President                              None
Chamaine Williams               Chief Compliance Officer                    Chief Compliance Officer
John T. Zielinsky               Vice President                              None


         (c) No commissions or compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records
-----------------------------------------

         All accounts, books and other documents required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and Bylaws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29. Management Services
----------------------------

         Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings
---------------------

         None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 54 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 1st day of November, 2006.

                                NEUBERGER BERMAN
                                ADVISERS MANAGEMENT TRUST



                                By:
                                     -----------------
                                     Peter Sundman*
                                     Chairman, Principal Executive Officer
                                     and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 54 to the Registration Statement of Neuberger Berman Advisers Management Trust has been signed below by the following trustees and officers of the Registrant in the capacities and on the date indicated.

Signature                  Title                            Date



                           Chairman and Trustee             November 1, 2006
--------------------       (Chief Executive Officer)
Peter Sundman*



                           Treasurer                        November 1, 2006
--------------------       (Principal Financial and
John M. McGovern*           Accounting Officer)




--------------------       Trustee                          November 1, 2006
John Cannon*



--------------------       Trustee                          November 1, 2006
Faith Colish*

--------------------        Trustee                         November 1, 2006
C. Anne Harvey*


--------------------        Trustee                         November 1, 2006
Robert A. Kavesh*



--------------------        Trustee                         November 1, 2006
Howard A. Mileaf*



--------------------        Trustee                         November 1, 2006
Edward I. O'Brien*



--------------------        Trustee                         November 1, 2006
Jack L. Rivkin*             (President)



--------------------        Trustee                         November 1, 2006
William E. Rulon*



--------------------        Trustee                         November 1, 2006
Cornelius T. Ryan*



--------------------        Trustee                         November 1, 2006
Tom Decker Seip*



--------------------        Trustee                         November 1, 2006
Candace L. Straight*



--------------------        Trustee                         November 1, 2006
Peter P. Trapp*

*   By: /s/ Andrew B. Allard
        --------------------
        Andrew B. Allard
        Attorney-in-Fact **

** Pursuant to Powers of Attorney filed in the Post-Effective Amendment No. 51 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255,
EDGAR Accession No. 0000894579-06-000177.

                                 EXHIBIT INDEX

Exhibit Number                  Name of Exhibit

(a)(4)  Amendment to Trust Instrument dated September 18, 2006.

(a)(8) Schedule A to Trust Instrument of Registrant designating Series of Registrant

(i)     Opinion and Consent of Counsel

(j)     Consent of Independent Registered Public Accounting Firm